AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2017

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 100                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 104                             /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/       Immediately upon filing pursuant to paragraph (b)
          / /       On [date] pursuant to paragraph (b)
          / /       60 days after filing pursuant to paragraph (a)(1)
          / /       75 days after filing pursuant to paragraph (a)(2)
          / /       On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                      THE ADVISORS' INNER CIRCLE FUND III

                                   PROSPECTUS


                                  MAY 19, 2017

                           MFG LOW CARBON GLOBAL FUND
                      (INSTITUTIONAL CLASS SHARES: MGEGX)
                         (SERVICE CLASS SHARES: MGKGX)
                            (CLASS Y SHARES: MGYGX)

                            MFG INFRASTRUCTURE FUND
                      (INSTITUTIONAL CLASS SHARES: MGESX)
                         (SERVICE CLASS SHARES: MGKSX)
                            (CLASS Y SHARES: MGYSX)


                              INVESTMENT ADVISER:
                       MAGELLAN ASSET MANAGEMENT LIMITED
                               doing business as
                              MFG ASSET MANAGEMENT

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
MFG LOW CARBON GLOBAL FUND ...............................................     1
      INVESTMENT OBJECTIVE ...............................................     1
      FEES AND EXPENSES ..................................................     1
      PRINCIPAL INVESTMENT STRATEGIES ....................................     2
      PRINCIPAL RISKS ....................................................     3
      PERFORMANCE INFORMATION ............................................     5
      INVESTMENT ADVISER .................................................     5
      PORTFOLIO MANAGER ..................................................     5
MFG INFRASTRUCTURE FUND ..................................................     7
      INVESTMENT OBJECTIVE ...............................................     7
      FEES AND EXPENSES ..................................................     7
      PRINCIPAL INVESTMENT STRATEGIES ....................................     8
      PRINCIPAL RISKS ....................................................     9
      PERFORMANCE INFORMATION ............................................    11
      INVESTMENT ADVISER .................................................    11
      PORTFOLIO MANAGER ..................................................    11
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES,
          TAXES AND FINANCIAL INTERMEDIARY COMPENSATION ..................    12
MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND
          STRATEGIES .....................................................    13
MORE INFORMATION ABOUT RISK ..............................................    13
INFORMATION ABOUT PORTFOLIO HOLDINGS .....................................    16
INVESTMENT ADVISER .......................................................    16
PORTFOLIO MANAGERS .......................................................    16
RELATED PERFORMANCE DATA OF THE ADVISER ..................................    17
PURCHASING, SELLING AND EXCHANGING FUND SHARES ...........................    19
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................    27
OTHER POLICIES ...........................................................    28
DIVIDENDS AND DISTRIBUTIONS ..............................................    31
TAXES ....................................................................    32
FINANCIAL HIGHLIGHTS .....................................................    34
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ...................... Back Cover

                           MFG LOW CARBON GLOBAL FUND

INVESTMENT OBJECTIVE

The MFG Low Carbon Global Fund (the "Low Carbon Global Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term within a low carbon framework, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed,                        2.00%
if shares redeemed have been held for 30 days or less)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                    Institutional Class            Service Class           Class Y
                                          Shares                      Shares               Shares
-----------------------------------------------------------------------------------------------------
Management Fees                           0.80%                        0.80%                0.80%
Distribution and/or                        None                         None                0.25%
Service (12b-1) Fees
Other Expenses                            3.26%                        3.41%                3.41%
                                          -----                        -----                -----
     Shareholder                 None                        0.15%                0.15%
     Servicing Fees
     Other Operating            3.26%                        3.26%                3.26%
     Expenses(1)
Total Annual Fund                         4.06%                        4.21%                4.46%
Operating Expenses
Less Fee Reductions                      (3.26)%                      (3.26)%              (3.26)%
and/or Expense                           -------                      -------              -------
Reimbursements(2)
Total Annual Fund                         0.80%                        0.95%                1.20%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
-----------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non- routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of the Fund until January 31, 2019 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR      3 YEARS
            Institutional Class Shares              $82        $610
            Service Class Shares                    $97        $655
            Class Y Shares                         $122        $731

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES


The Fund primarily invests in equity securities of issuers listed on U.S. and international stock markets. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. Under normal circumstances, the Fund invests in at least three countries, including the United States, and invests at least 40% (or, if conditions are not favorable, at least 30%) of its assets in non-U.S. companies. The Fund considers a "non-U.S. company" to be a company:
(a) that is organized under the laws of a non-U.S. country; (b) whose principal trading market is in a non-U.S. country or (c) that has a majority of its assets, or that derives a significant portion of its revenue or profits from businesses, investments or sales, outside of the United States. The Fund may invest in forward foreign currency contracts for currency hedging purposes and swaps to gain or hedge exposure to equity securities or stock markets. The Fund also may, but does not currently intend to, purchase or sell futures contracts and engage in short sales on exchange traded funds to reduce risks associated with the Fund's investments. The Fund may hold up to 20% of its net assets in cash.


The Fund seeks to achieve its investment objective through an integrated investment approach that incorporates four key elements:

     1.   Industry and company research.


          The Adviser employs a bottom-up analytical approach that involves an assessment of a company's competitive advantages resulting in a quality rating determined by the Adviser's investment committee and a valuation of the company based on the Adviser's financial forecasts for a company. The Adviser determines a company's quality rating based on its analysis of a number of assessed criteria, including for example, the company's sustainable competitive advantage, return on invested capital, operating and financial leverage, predictability of cash-flows and earnings, management and board track record on deployment of capital, growth potential, as well as environmental, social and governance issues.


     2.   Macroeconomic research.

          The Adviser undertakes macroeconomic research and incorporates its assessment of macroeconomic related risk in overall portfolio decisions.

     3.   Portfolio construction.


          The Adviser designs the Fund's portfolio to have lower historical volatility than that exhibited by world equity markets, as measured against the MSCI World Index, and incorporates portfolio risk controls that limit total exposure to individual investments or investments in aggregate that, in the Adviser's opinion, would lead to a concentration of risk.


     4.   Low carbon framework.


          The Adviser incorporates a proprietary low carbon emissions overlay into portfolio construction by (a) screening out companies based on their carbon emissions intensity, which is based on their carbon emissions per unit of revenue, with the screening threshold based on globally agreed upon climate goals, (b) limiting the portfolio's weighted average carbon emissions intensity through a carbon emissions intensity cap and (c) excluding companies with fossil fuel exposures or interests, for example, companies engaged in the extraction, storage and transportation of fossil fuels. The Adviser may adjust its framework over time as carbon reduction goals evolve or as it otherwise deems appropriate.


The portfolio is designed to consist of securities of 30-50 companies that the Adviser believes are of high quality and incorporates a proprietary low carbon emissions overlay into its construction. The Adviser believes high quality companies are those that tend to be market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

DERIVATIVES RISK -- The Fund's use of futures contracts, forwards contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and swaps is also subject to counterparty risk and valuation risk. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.


EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.


FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S.
issuers.

GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.


LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to sell its investment at an unfavorable price or time, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LOW CARBON STRATEGY RISK --In pursuing its low carbon emissions strategy, there is a risk that the Fund may invest in companies that underperform the equity markets or other companies in a portfolio that does not employ such a strategy.


MARKET RISK -- The market value of the securities in which the Fund invests may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund's share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling (844) 758-3753.


INVESTMENT ADVISER

MFG Asset Management

PORTFOLIO MANAGER

Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 12 OF THE PROSPECTUS.

                            MFG INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE

The MFG Infrastructure Fund (the "Infrastructure Fund" or the "Fund") seeks attractive risk-adjusted returns over the medium to long term, while reducing the risk of permanent capital loss.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed,                        2.00%
if shares redeemed have been held for 30 days or less)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                    Institutional Class            Service Class           Class Y
                                          Shares                      Shares               Shares
-----------------------------------------------------------------------------------------------------
Management Fees                           0.80%                       0.80%                0.80%
Distribution and/or                        None                        None                0.25%
Service (12b-1) Fees
Other Expenses                            0.80%                       0.95%                0.95%
                                          -----                       -----                -----
     Shareholder                 None                       0.15%                 0.15%
     Servicing Fees
     Other Operating            0.80%                       0.80%                 0.80%
     Expenses(1)
Total Annual Fund                         1.60%                       1.75%               2.00%
Operating Expenses
Less Fee Reductions                      (0.80)%                     (0.80)%             (0.80)%
and/or Expense                           -------                     -------             -------
Reimbursements(2)
Total Annual Fund                         0.80%                       0.95%               1.20%
Operating Expenses After
Fee Reductions and/or
Expense Reimbursements
-----------------------------------------------------------------------------------------------------

(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser"), has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.80% of the average daily net assets of the Fund until January 31, 2019 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR      3 YEARS
                 Institutional Class Shares          $82         $343
                 Service Class Shares                $97         $390
                 Class Y Shares                     $122         $468

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the infrastructure industry. This policy may be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, companies in the infrastructure industry are companies that derive a majority of their earnings from infrastructure assets. Examples of infrastructure assets include
(a) regulated energy utilities; (b) regulated water utilities; (c) toll roads;
(d) energy infrastructure; (e) airports; (f) ports; (g) communications infrastructure; (h) rail and (i) social infrastructure (assets that provide social benefits, for example, hospitals and schools). The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the securities of companies in the infrastructure industry. The Fund invests in equity securities of U.S. and non-U.S. issuers. Such equity securities are typically common stocks, but may include equity swaps and other instruments with economic characteristics similar to common stocks. The Fund may invest in swaps to gain or hedge exposure to equity securities or stock markets. The Fund may hold up to 20% of its net assets in cash.


The Fund follows an integrated investment approach that incorporates three key elements:

     1.   Determining the investment universe.


          Only companies that meet the Adviser's proprietary infrastructure classification criteria are included in the Fund's investable universe. The Adviser evaluates potential infrastructure investments on criteria, such as commodity price risk, gearing levels (the level of debt relative to assets and/or equity), sovereign risk, regulatory risk, liquidity and reporting transparency (the transparency of financial and other disclosures publicly available), which, if failed, will result in exclusion from the investment universe.

     2.   Assessing each potential investment's quality and intrinsic value.

          The Adviser analyzes each security in the investment universe. This analysis includes evaluations of a company's external environment, including industry structure, regulation and the relevant political and legal system; company specific issues, including key assets, organizational structure, strategy and corporate governance; and its historical and forecast financial performance. The analysis is used to derive forecasts and determine the intrinsic valuation of each security.

     3. Allocating capital to the securities within the investment universe in an appropriate manner.

          Portfolio construction is driven by the results of valuation, the assessment of the potential investment quality of a company and formal portfolio risk controls. The portfolio construction process focuses on delivering long-term absolute investment returns.

The process is designed to result in a portfolio of 20-40 securities that meet the Adviser's infrastructure classification criteria, while giving consideration to each security's quality and its price relative to its intrinsic value as assessed by the Adviser. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

COUNTERPARTY RISK -- There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund's custodian. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

DERIVATIVES RISK -- The Fund's use of swaps is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk and valuation risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Counterparty risk is described above. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.


FOREIGN SECURITIES RISK -- Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S.
issuers.


GEOGRAPHIC FOCUS RISK -- To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.


INFRASTRUCTURE INVESTMENT RISK -- Because the Fund concentrates its investments in companies in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such investments. Companies in the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, cybersecurity breaches and other factors. Additionally, companies in the infrastructure industry may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

LIQUIDITY RISK -- The Fund's investments in derivatives and, under unusual market conditions, listed equity securities are subject to the risk that they may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to sell its investment at an unfavorable price or time, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.


MARKET RISK -- The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-DIVERSIFICATION RISK -- The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Current performance information is available by calling (844) 758-3753.


INVESTMENT ADVISER

MFG Asset Management

PORTFOLIO MANAGER

Gerald Stack, Head of Investments, Head of Infrastructure, Transport & Industrials and Portfolio Manager, has managed the Fund since its inception in 2017.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 12 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.

To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of a Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through Individual Retirement Accounts ("IRAs")) and $50 for Class Y Shares.

The Funds may accept investments of smaller amounts in their sole discretion.


If you own your shares directly, you may redeem your shares by contacting the Funds directly by mail at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at (844) 758-3753.


If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Funds.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, each Fund may take steps to reduce its exposure to market risk. In such circumstances, the Low Carbon Global Fund may seek to reduce market risk through investments that increase in value when a specified stock index declines, such as sales of stock index futures contracts and short sales of exchange traded funds (referred to as "market risk reduction strategies"). The Adviser also manages portfolios that do not permit the use of such strategies and must reduce market risk in those portfolios by selling other securities. Should these other portfolios need to reduce market risk by selling securities that are also held by the Low Carbon Global Fund, the Adviser will execute sales of such securities from the other portfolios before executing any sales of the securities from the Low Carbon Global Fund. In such circumstances the Adviser intends to use market risk reduction strategies to reduce market risk in the Low Carbon Global Fund. Although the Adviser expects these market risk reduction strategies to provide an efficient means of reducing market risk, this may result in other portfolios selling securities at more favorable prices than the Low Carbon Global Fund.

In addition, for temporary defensive or liquidity purposes, each Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective, provided that the ability to implement any temporary defensive strategy is qualified by the Low Carbon Global Fund's ability to sell securities it holds that are also held by other portfolios as described in the preceding paragraph. If a Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal and the Fund may therefore not achieve its investment objective. The Funds will only do so if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.


This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. More information about certain risks of investing in the Funds is provided below.

DERIVATIVES RISK (BOTH FUNDS) -- Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. There are various factors that affect a Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses. Because derivative instruments may be purchased by a Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to a Fund. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Low Carbon Global Fund may invest in futures contracts and forward contracts, and each Fund may invest in swaps. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. Futures contracts are traded on an exchange. A forward contract involves a negotiated obligation to purchase or sell a specific security or asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or asset for a Fund's account. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor.

EQUITY RISK (BOTH FUNDS) -- Equity securities principally consist of common stocks, which represent an equity or ownership interest in an issuer. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN CURRENCY RISK (BOTH FUNDS) -- As a result of the Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

FOREIGN SECURITIES RISK (BOTH FUNDS) -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MARKET RISK (BOTH FUNDS) -- The value of the securities in which the Funds invest may rise or fall in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

SHORT SALES RISK (MFG LOW CARBON GLOBAL FUND) -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the price of the underlying security falls between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the price of the underlying security rises during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The "negative cost of carry" will increase in periods when the Fund engages in more short sales, such as when the Adviser believes the market is likely to decline. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER


MFG Asset Management, founded in 2006, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. As of February 28, 2017, the Adviser had approximately $35.6 billion in assets under management.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

--------------------------------------------------------------------------------
FUND                                                           ADVISORY FEE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                        0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                           0.80%
--------------------------------------------------------------------------------

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep each Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding certain levels as set forth below until January 31, 2019 (each, a "contractual expense limit").

--------------------------------------------------------------------------------
FUND                                               CONTRACTUAL EXPENSE LIMIT
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                   0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                      0.80%
--------------------------------------------------------------------------------

This expense limitation agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

A discussion regarding the basis for the Board's approval of each Fund's investment advisory agreement will be available in the Fund's first Annual or Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS

Domenico Giuliano, Deputy Chief Investment Officer and Portfolio Manager, joined the Adviser in March 2007 and serves as portfolio manager of the Low Carbon Global Fund. Mr. Giuliano was appointed portfolio manager for the Adviser's Global Equity strategy in 2011, Deputy Chief Investment Officer in 2014 and portfolio manager of the Adviser's Global Low Carbon strategy in 2016. He holds a Master of Business Administration from the Australian Graduate School of Management and a Bachelor of Economics from Macquarie University, and is a Fellow of the Institute of Actuaries of Australia.

Gerald Stack, Head of Investments, Head of Infrastructure, Transport & Industrials and Lead Portfolio Manager, joined the Adviser in January 2007 as lead portfolio manager of the Adviser's Select Infrastructure strategy and serves as the portfolio manager to the Infrastructure Fund. Mr. Stack holds a Bachelor of Economics and a Master of Business Administration, both from Sydney University, and is a Chartered Accountant.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

RELATED PERFORMANCE DATA OF THE ADVISER


The following tables give the related performance of all actual separate accounts (each, an "Account"), referred to as "a Composite," managed by the Adviser that have investment objectives, policies and strategies substantially similar to those of the MFG Infrastructure Fund. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE MFG INFRASTRUCTURE FUND. Performance is historical and does not represent the future performance of the MFG Infrastructure Fund or of the Adviser.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the MFG Infrastructure Fund. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. The Adviser's policies on calculating performance and preparing performance presentations are available upon request.


All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Investment transactions are accounted for on a trade date basis. "Net of fees" returns reflect the deduction of investment management fees, as well as the deduction of any brokerage commissions, execution costs, withholding taxes, sales loads and account fees paid by the Accounts included in the Composite, without taking into account federal or state income taxes, while "gross of fees" returns do not reflect the deduction of investment management fees. All fees and expenses, except custodial fees, if any, were included in the calculations.


Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular Account.


The MFG Infrastructure Fund's fees and expenses are generally expected to be higher than those of the Composite. If the MFG Infrastructure Fund's fees and expenses had been imposed on the Composite, the performance shown below would have been lower. The Accounts that are included in the Composite are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the MFG Infrastructure Fund by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the Accounts in the Composite were subject to the same federal securities and tax laws as the MFG Infrastructure Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the MFG Infrastructure Fund. THE PERFORMANCE DATA SHOWN BELOW SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE MFG INFRASTRUCTURE FUND'S OWN PERFORMANCE

INFORMATION. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE MFG INFRASTRUCTURE FUND

PERFORMANCE INFORMATION FOR THE ADVISER'S SUBSTANTIALLY SIMILAR STRATEGY COMPOSITE(1)


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL PRE-TAX RETURNS
--------------------------------------------------------------------------------
                                                               TOTAL PRE-TAX
               TOTAL PRE-TAX         RETURN (GROSS OF        BENCHMARK RETURN(2)
YEAR        RETURN (NET OF FEES)           FEES)
--------------------------------------------------------------------------------
2016                3.57%                  4.40%                   11.45%
--------------------------------------------------------------------------------
2015                3.07%                  3.90%                  -12.18%
--------------------------------------------------------------------------------
2014               13.20%                 14.11%                   14.11%
--------------------------------------------------------------------------------
2013(3)             4.01%                  4.56%                    0.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL TOTAL PRE-TAX RETURNS (AS OF 12/31/16)
--------------------------------------------------------------------------------
                                ADVISER'S
                            COMPOSITE RETURNS
--------------------------------------------------------------------------------
TIME PERIOD            NET OF FEES        GROSS OF FEES            BENCHMARK(2)
--------------------------------------------------------------------------------
1 Year                   3.57%                4.40%                  11.45%
--------------------------------------------------------------------------------
3 Years                  6.51%                7.37%                   3.75%
--------------------------------------------------------------------------------
Since Inception(4)       6.43%                7.29%                   3.32%
--------------------------------------------------------------------------------



(1) The Composite performance information is calculated in and expressed in United States dollars.

(2) From May 2, 2013 (inception of the Composite) through December 31, 2014, the Composite's Benchmark was the UBS Developed Infrastructure & Utilities Index Net Total Return. Effective January 1, 2015, the Composite's Benchmark was changed to the S&P Global Infrastructure Net Total Return Index because the UBS Developed Infrastructure & Utilities Index Net Total Return was discontinued by its sponsor.

     The UBS Developed Infrastructure & Utilities Index Net Total Return is a market capitalization weighted index that is designed to measure the equity performance of listed Infrastructure and Utility stocks. Index results assume the reinvestment of all distributions of capital gain and net investment income using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

     The S&P Global Infrastructure Net Total Return Index is a market capitalization weighted index that is designed to track 75 companies from around the world diversified across three infrastructure sectors: energy, transportation and utilities. Index results assume the reinvestment of all distributions of capital gain and net investment income using a tax rate applicable to non- resident institutional investors who do not benefit from double taxation treaties.


(3) Performance is not annualized and is reported for the period from May 2, 2013 through December 31, 2013.

(4)  Inception date of the Composite is May 2, 2013.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS

Each Fund offers three classes of shares, Institutional Class Shares, Service Class Shares and Class Y Shares. Each share class has its own investment minimums and cost structure, as summarized below. Contact your financial intermediary or the Funds for more information about each Fund's share classes and how to choose between them.


--------------------------------------------------------------------------------
                              INVESTMENT
CLASS NAME                    MINIMUMS                 FEES
--------------------------------------------------------------------------------
Institutional Class Shares    Initial - $1,000,000     No Rule 12b-1 Fee or
                              Subsequent - $1,000      Shareholder Servicing Fee
--------------------------------------------------------------------------------
Service Class Shares          Initial - $10,000        No Rule 12b-1 Fee, 0.15%
                              Subsequent - $1,000      Shareholder Servicing Fee
                              ($100 through IRAs)
--------------------------------------------------------------------------------
Class Y Shares                Initial - $1,000         0.25% Rule 12b-1 Fee,
                              Subsequent - $50         0.15% Shareholder
                                                       Servicing Fee
--------------------------------------------------------------------------------


Institutional Class Shares, Service Class Shares and Class Y Shares are offered to investors who purchase shares directly from the Funds or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Funds reserve the right to accept investments of smaller amounts in their sole discretion.

HOW TO PURCHASE FUND SHARES


To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call (844) 758-3753.


All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.


REGULAR MAIL ADDRESS

MFG Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

MFG Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101


The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the purchase order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY WIRE


To open an account by wire, call (844) 758-3753 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).


WIRING INSTRUCTIONS


MUFG Union Bank
Los Angeles, CA
ABA # 122000496
For Credit To:
Atlantic Shareholder Services FBO The Advisors' Inner Circle Fund III Acct # 4580002264
Ref: Fund name/share class/account number/account name

BY SYSTEMATIC INVESTMENT PLAN (VIA ACH)


You may not open an account via ACH. However, once you have established a direct account with the Funds, you can set up an automatic investment plan via ACH by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through IRAs), and $50 for Class Y Shares. To cancel or change a plan, contact the Funds by mail at: MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail
Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101). Please allow up to 15 days to create the plan and 3 days to cancel or change it.


PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of each Fund with liquid securities and other assets that are eligible for purchase by that Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for a Fund. Assets purchased by a Fund in such transactions will be valued in accordance with procedures adopted by the Funds. The Funds reserve the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. To purchase Service Class Shares of a Fund for the first time, you must invest at least $10,000. To purchase Class Y Shares of a Fund for the first time, you must invest at least $1,000. Subsequent investments must be at least $1,000 for Institutional Class Shares, $1,000 for Service Class Shares ($100 through IRAs), and $50 for Class Y Shares. Each Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

The Funds' reference information, which is listed below, will be helpful to you when you contact a Fund to purchase or exchange shares, check daily NAV, or obtain additional information.


--------------------------------------------------------------------------------
FUND NAME                   SHARE            TICKER     CUSIP          FUND
                            CLASS            SYMBOL                    CODE
--------------------------------------------------------------------------------
MFG Low Carbon Global       Institutional    MGEGX      00771X 187     267-401
Fund                        Class Shares
                            ----------------------------------------------------
                            Service Class                              267-402
                            Shares           MGKGX      00771X 179
                            ----------------------------------------------------
                            Class Y Shares   MGYGX      00771X 161     267-403
--------------------------------------------------------------------------------
MFG Infrastructure Fund     Institutional    MGESX      00771X 153     267-404
                            Class Shares
                            ----------------------------------------------------
                            Service Class    MGKSX      00771X 146     267-405
                            Shares
                            ----------------------------------------------------
                            Class Y Shares   MGYSX      00771X 138     267-406
--------------------------------------------------------------------------------

GENERAL INFORMATION

You may generally purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed.

A Fund's price per share will be the next determined NAV per share after the Fund or an authorized institution (as defined below) receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the values of the Funds may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at a Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of a Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUNDS CALCULATE NAV

The NAV of each Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time as of which the Fund prices its shares, the value the Fund assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the United States, or other relevant information related to the securities.

There may be limited circumstances in which a Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.


Other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.


HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at (844) 758-3753.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.


To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:


     o    written requests to redeem $100,000 or more;

     o    changes to a shareholder's record name or account registration;

     o paying redemption proceeds from an account for which the address has changed within the last 30 days;

     o sending redemption and distribution proceeds to any person, address or financial institution account not on record;

     o sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

     o adding or changing ACH or wire instructions, the telephone redemption option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.


Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Funds participate in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at (844) 758-3753 for more information.


The sale price of each share will be the next determined NAV after a Fund (or an authorized institution) receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Funds signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) and must designate any special capacity in which they are registered.


REGULAR MAIL ADDRESS

MFG Funds
P.O. Box 588
Portland, ME 04112

EXPRESS MAIL ADDRESS

MFG Funds
c/o Atlantic Shareholder Services, LLC
Three Canal Plaza, Ground Floor
Portland, ME 04101


The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Funds' transfer agent. The share price used to fill the sell order is the next price calculated by a Fund after the Funds' transfer agent receives the order in proper form at its office, not the P.O. Box provided for regular mail delivery.

BY TELEPHONE


To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call (844) 758-3753 to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you, or send them to your bank via wire or ACH.


BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If you have a direct account with the Funds, you may transfer as little as $1,000 per month for Institutional Class Shares, $1,000 per month for Service Class Shares ($100 per month through IRAs), and $50 per month for Class Y Shares from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). The minimum balance requirements may be modified by a Fund in its sole discretion. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds.

RECEIVING YOUR MONEY

Normally, a Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions on your account. IF YOU PURCHASE SHARES USING A CHECK OR VIA ACH, AND SOON AFTER REQUEST A

REDEMPTION, IF THE CHECK HAS NOT CLEARED THE FUNDS WILL NOT CONSIDER THE REQUEST TO BE IN "PROPER FORM" AND WILL NOT HONOR THE REDEMPTION REQUEST.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $10,000 for Institutional Shares, $1,000 for Service Class Shares or $100 for Class Y Shares, you may be required to sell your shares. The Funds generally will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. Each Fund reserves the right to waive the minimum account value requirement in its sole discretion. If your shares are redeemed for this reason within 30 days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE YOUR FUND SHARES

At no charge, you may exchange Institutional Class Shares, Service Class Shares and Class Y Shares of one Fund for Institutional Class Shares, Service Class Shares and Class Y Shares, respectively, of another Fund by writing to or calling the Funds. Exchanges are subject to the minimum investment requirements and the fees and expenses of the Fund you exchange into. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

Your financial intermediary may also charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

DISTRIBUTION PLAN

The Funds have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Class Y Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Class Y Shares of a Fund is 0.25%.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds' Service Class Shares and Class Y Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Funds. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and

Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a Fund's shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the MFG Infrastructure Fund may invest in mid- and small-cap securities, which often trade in lower volumes and may be less liquid, the MFG Infrastructure Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the MFG Infrastructure Fund's shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than two "round trips," including exchanges, into and out of a Fund over any rolling three-month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Funds define a "round trip" as a purchase or exchange into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o A redemption fee of 2.00% of the value of shares sold will be imposed on Fund shares redeemed 30 days or less after their date of purchase (subject to certain exceptions as discussed below in "Redemption Fees").

     o Each Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Funds charge a 2.00% redemption fee on redemptions (including exchanges) of shares that have been held for 30 days or less. The redemption fee is deducted from a Fund's sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from a Fund or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.

Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories currently include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder;
(iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) changes to a model portfolio used by a shareholder where the Fund was an investment option in such model portfolio; and (v) retirement loans and withdrawals.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, a Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker or financial intermediary. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY


Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state or by calling (844) 758-3753.


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify a Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT U.S. FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.


Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether you receive them in cash or you reinvest them in additional shares of the Funds. Income distributions, other than distributions of qualified dividend income, and distributions of short term capital gains are generally taxable at ordinary income tax rates. Distributions reported by the Funds as long term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year. The Funds' investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income.


You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds (or their administrative agent) are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Funds will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax adviser about the tax implications of an investment in the Funds.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

Because the Funds had not commenced operations as of the date of this prospectus, financial highlights are not available.

                      THE ADVISORS' INNER CIRCLE FUND III

                                   MFG FUNDS

INVESTMENT ADVISER

Magellan Asset Management Limited doing business as MFG Asset Management MLC Centre Level 36
19 Martin Place
Sydney NSW 2000, Australia

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available, without charge, through the following:


STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 19, 2017, as it may be amended from time to time, includes detailed information about the MFG Funds and The Advisors' Inner Circle Fund III. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: Once available, these reports will list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also will contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: (844) 758-3753

BY MAIL:      MFG Funds
              P.O. Box 588
              Portland, ME 04112

BY INTERNET:  www.mfgam.com.au


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund III, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Advisors' Inner Circle Fund III's Investment Company Act registration number is 811-22920.


                                                                 MFG-PS-001-0100

                      STATEMENT OF ADDITIONAL INFORMATION


                           MFG LOW CARBON GLOBAL FUND
                      (INSTITUTIONAL CLASS SHARES: MGEGX)
                         (SERVICE CLASS SHARES: MGKGX)
                            (CLASS Y SHARES: MGYGX)

                            MFG INFRASTRUCTURE FUND
                      (INSTITUTIONAL CLASS SHARES: MGESX)
                         (SERVICE CLASS SHARES: MGKSX)
                            (CLASS Y SHARES: MGYSX)


                               EACH, A SERIES OF
                      THE ADVISORS' INNER CIRCLE FUND III


                                  MAY 19, 2017


                              INVESTMENT ADVISER:
                       MAGELLAN ASSET MANAGEMENT LIMITED
                               doing business as
                              MFG ASSET MANAGEMENT


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund III (the "Trust") and the MFG Low Carbon Global Fund and MFG Infrastructure Fund (each, a "Fund" and collectively, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Funds' prospectus dated May 19, 2017, as it may be amended from time to time. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Funds' prospectus or Annual and Semi-Annual Reports, when available, free of charge by writing to the Funds at MFG Funds, P.O. Box 588, Portland, ME 04112 (Express Mail Address: MFG Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or calling the Funds toll-free at 844-758-3753.

                               TABLE OF CONTENTS


THE TRUST .................................................................  S-1
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-1
INVESTMENT LIMITATIONS .................................................... S-20
THE ADVISER ............................................................... S-22
THE PORTFOLIO MANAGERS .................................................... S-23
THE ADMINISTRATOR ......................................................... S-24
THE DISTRIBUTOR ........................................................... S-25
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-25
THE TRANSFER AGENT ........................................................ S-27
THE CUSTODIAN ............................................................. S-27
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-27
LEGAL COUNSEL ............................................................. S-27
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-27
PURCHASING AND REDEEMING SHARES ........................................... S-36
DETERMINATION OF NET ASSET VALUE .......................................... S-36
TAXES ..................................................................... S-37
FUND TRANSACTIONS ......................................................... S-44
PORTFOLIO HOLDINGS ........................................................ S-46
DESCRIPTION OF SHARES ..................................................... S-47
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-48
PROXY VOTING .............................................................. S-48
CODES OF ETHICS ........................................................... S-48
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS ................................ S-49
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1


May 19, 2017                                                     MFG-SX-001-0100

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares, Service Class Shares and Class Y Shares. The different classes provide for variations in distribution and shareholder servicing fees and minimum investment requirements. Minimum investment requirements are described in the Funds' prospectus. For more information on distribution and shareholder servicing fees, see "Payments to Financial Intermediaries" in this SAI. The Trust reserves the right to create and issue additional classes of shares.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objective and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. The Funds may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by a Fund's stated investment policies, including those stated below.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships ("MLPs"). Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ALTERNATIVE ENTITY SECURITIES. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.


o EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.
     S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, a Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U. S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the securities comprising the index which an index ETF is designed to track or the other holdings of an active or index ETF, although lack of liquidity in an ETF could result in it being more volatile than the tracked index or underlying holdings, and ETFs have management fees that increase their costs versus the costs of owning the underlying holdings directly. See also "Securities of Other Investment Companies" below.


o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, that Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

GENERAL RISKS OF INVESTING IN STOCKS. While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

* Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

* Factors affecting an entire industry, such as increases in production costs; and

* Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

INITIAL PUBLIC OFFERINGS ("IPOS"). A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may hold IPO shares for a very short period of time, which may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

MASTER LIMITED PARTNERSHIPS. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP's interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.

MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or

"MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENTS IN EMERGING MARKETS. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. Such risks may include (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty, including war; (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on realization of investments, repatriation of invested capital and on the ability to exchange local currencies for U.S. dollars; (viii) increased likelihood of governmental involvement in and control over the economy; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the markets; (xii) longer settlement periods for transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; (xiv) certain considerations regarding the maintenance of a Fund's securities with local brokers and securities depositories and (xv) the imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds.

Repatriation of investment income, assets and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by emerging market countries on interest or dividends paid on securities held by the Fund or gains from the disposition of such securities.

In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision that is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. A Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in local courts.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS. Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     * The economies of foreign countries may differ from the economy of the United States in such areas as growth of GNP, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     * Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     * The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     * The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     * A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.


In June 2016, the United Kingdom (the "UK") voted in a referendum to leave the European Union ("EU"). Although the precise timeframe for "Brexit" is uncertain, the UK formally notified the European Council of its intention to withdraw from the EU by invoking article 50 of the Lisbon Treaty in March 2017, and this formal notification began a two-year period of negotiations regarding the terms of the UK's exit from the EU. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Funds' investments.


INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK. The Adviser anticipates that in most cases an exchange or over-the-counter market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     * are generally more volatile than, and not as developed or efficient as, those in the United States;

     *    have substantially less volume;

     * trade securities that tend to be less liquid and experience rapid and erratic price movements;

     * have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     * employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     * may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     * foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     * adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     * in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     * over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     * economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     * restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

* It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     * Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     * Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     * There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     * Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     * The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange-Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the Securities and Exchange Commission (the "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, a Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

DERIVATIVES. Derivatives are financial instruments whose value is based on an underlying asset (such as a stock or a bond), an underlying economic factor (such as interest rates) or a market benchmark. Unless otherwise stated in the prospectus, the Funds may use derivatives for a number of purposes including managing risk, gaining exposure to various markets in a cost-efficient manner, reducing transaction costs, remaining fully invested and speculating. The Funds may also invest in derivatives with the goal of protecting themselves from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Funds to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. In the future, to the extent such use is consistent with the Funds' investment objectives and is legally permissible, the Funds may use instruments and techniques that are not presently contemplated, but that may be subsequently developed.

There can be no assurance that a derivative strategy, if employed, will be successful. Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets (or such assets are "earmarked" on the Fund's books) in accordance with the requirements and interpretations of the SEC and its staff. A Fund may enter into agreements with broker-dealers that require the broker-dealers to accept physical settlement for certain types of derivatives instruments. If this occurs, the Fund would treat such derivative instruments as being cash settled for purposes of determining the Fund's coverage requirements.


Pursuant to rules adopted under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), a Fund must either operate within certain guidelines and restrictions with respect to the

Fund's use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a "commodity pool operator" ("CPO").


Consistent with the CFTC's regulations, the Trust, on behalf of the Funds, has filed a notice of exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Funds are not subject to registration or regulation as CPOs under the CEA. As a result, the Funds will be limited in their ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser's ability to implement the Funds' investment strategies and may adversely affect the Funds' performance.

TYPES OF DERIVATIVES:

FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the CFTC. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. Initial margin is similar to a performance bond or good faith deposit on a contract and is returned to the depositing party upon termination of the futures contract if all contractual obligations have been satisfied. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market." Variation margin does not represent a borrowing or loan by a party but is instead a settlement between the party and the futures broker of the amount one party would owe the other if the futures contract terminated.
In computing daily net asset value, each party marks to market its open futures positions.

Although the terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the party closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the party closing out the contract will realize a gain. Conversely, if the purchase price upon closing out the contract is more than the original sale price, the party closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the party closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     * Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount);

     * Are typically traded directly between currency traders (usually large commercial banks) and their customers in the inter-bank markets, as opposed to on exchanges regulated by the CFTC (note, however, that under new definitions adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments must be traded on exchanges and centrally cleared);

     *    Do not require an initial margin deposit; and

     * May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to with a commodities exchange.

* FOREIGN CURRENCY HEDGING STRATEGIES

A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot (cash) market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAP AGREEMENTS. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. The Funds will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify the Funds' gains or losses. In order to reduce the risk associated with leveraging, the Funds may cover their current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

* EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.
 By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

* TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument--which may be a single asset, a pool of assets or an index of assets--during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions. Derivatives may magnify the Funds' gains or losses, causing them to make or lose substantially more than they invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

Use of derivatives involves transaction costs, which may be significant, and may also increase the amount of taxable income to shareholders.

CORRELATION OF PRICES. The Funds' ability to hedge their securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing in only those contracts whose behavior it expects to correlate with the behavior of the portfolio securities it is trying to hedge. However, if the Adviser's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

* Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

* A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or discontinued trading of an instrument; and

* Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.

LACK OF LIQUIDITY. Before a futures contract is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

* Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

*    Have to purchase or sell the instrument underlying the contract;

*    Not be able to hedge its investments; and/or

*    Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

* An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

* Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

* The facilities of the exchange may not be adequate to handle current trading volume;

* Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

* Investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK. Successful use of derivatives by the Funds is subject to the ability of the Adviser to forecast stock market and interest rate trends. If the Adviser incorrectly predicts stock market and interest rate trends, the Funds may lose money by investing in derivatives

PRICING RISK. At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, shareholders may end up paying too much for Fund shares when they buy into the Fund. If the Fund underestimates its price, shareholders may not receive the full market value for their Fund shares when they sell.

MARGIN. Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE. The Funds' use of derivatives may have a leveraging effect. Leverage generally magnifies the effect of any increase or decrease in value of an underlying asset and results in increased volatility, which means the Funds will have the potential for greater gains, as well as the potential for greater losses, than if the Funds do not use derivative instruments that have a leveraging effect. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

*    Actual and anticipated changes in interest rates;

*    Fiscal and monetary policies; and

*    National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches that value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

GOVERNMENT REGULATION. The regulation of derivatives markets in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in 2010, grants significant new authority to the SEC and the CFTC to impose comprehensive regulations on the over-the-counter and cleared derivatives markets. These regulations include, but are not limited to, mandatory clearing of certain derivatives and requirements relating to disclosure, margin and trade reporting. The new law and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of the derivatives the Funds trade. In addition, the SEC proposed new derivatives rules in December 2015 that could limit the Funds' use of derivatives, and adversely impact the Funds' ability to achieve their investment objectives. Other potentially adverse regulatory obligations can develop suddenly and without notice.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (i.e., within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% of its net assets in illiquid securities.

SECURITIES LENDING. A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). A Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

RESTRICTED SECURITIES. The Funds may purchase restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser.


SHORT SALES. The Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.


Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD TRANSACTIONS. A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund may use when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed-delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Funds will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transactions. The Funds will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

SPECIAL RISKS OF CYBER ATTACKS. As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Funds' distributor, custodian, or any other of the Funds' intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds' investments in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations of each Fund are fundamental, which means that they cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


1. Each Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; provided, however, that the MFG Infrastructure Fund will concentrate its investments in securities of companies in the infrastructure industry.


2. Each Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to each Fund's investment objective, the following investment limitations of each Fund are non-fundamental and may be changed by the Board without shareholder approval.

1. Each Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

2. Each Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (including the loan collateral) would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

3. Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

4. Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

5. Each Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions.

CONCENTRATION. The 1940 Act requires that every investment company have a fundamental investment policy regarding concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions. For purposes of a Fund's concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

BORROWING. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Except with respect to the Funds' policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

THE ADVISER


GENERAL. Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management" or the "Adviser") serves as the investment adviser to the Funds. The Adviser's principal place of business is located at MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. The Adviser is a wholly-owned subsidiary of Magellan Financial Group Limited, an Australian listed company. As of February 28, 2017, the Adviser had approximately $35.6 billion in assets under management.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to a Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not less than 30 days' nor more than 60 days' written notice to the

Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.


ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

--------------------------------------------------------------------------------
FUND                                                           ADVISORY FEE
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                        0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                           0.80%
--------------------------------------------------------------------------------

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep each Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding certain levels as set forth below until January 31, 2019 (each, a "contractual expense limit").

--------------------------------------------------------------------------------
FUND                                              CONTRACTUAL EXPENSE LIMIT
--------------------------------------------------------------------------------
MFG Low Carbon Global Fund                                   0.80%
--------------------------------------------------------------------------------
MFG Infrastructure Fund                                      0.80%
--------------------------------------------------------------------------------

This expense limitation agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 31, 2019.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The compensation of the portfolio managers of the Funds is not exclusively tied to the performance or the value of the assets in the Funds. The compensation of the portfolio manager of the MFG Low Carbon Global Fund is comprised of a base salary and a short term incentive. The compensation of the portfolio manager of the MFG Infrastructure Fund is comprised of a base salary and a short term incentive determined as a percentage of net revenues earned by the Adviser in respect to the investment strategies for which it acts as portfolio manager, less an internal allocation of costs.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.


OTHER ACCOUNTS. In addition to the Funds, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of February 28, 2017.

--------------------------------------------------------------------------------------------------------------------

                               REGISTERED                  OTHER POOLED
                           INVESTMENT COMPANIES         INVESTMENT VEHICLES                OTHER ACCOUNTS
--------------------------------------------------------------------------------------------------------------------
                         NUMBER OF     TOTAL ASSETS    NUMBER OF      TOTAL ASSETS      NUMBER OF    TOTAL ASSETS
NAME                     ACCOUNTS    (IN MILLIONS)   ACCOUNTS      (IN MILLIONS)    ACCOUNTS    (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
Domenico Giuliano           0              $0             1               $0               2               $7
--------------------------------------------------------------------------------------------------------------------
Gerald Stack                1             $162            6*            $1,586            10             $3,678
--------------------------------------------------------------------------------------------------------------------

* Includes 4 accounts subject to a performance-based advisory fee with assets under management of approximately $1,433 million.


CONFLICTS OF INTEREST. The Adviser is an investment adviser that manages other client portfolios with positions similar to those in the portfolio that the Adviser manages for each Fund. Positions are bought and sold for all clients based on their investment criteria and the Adviser's investment style. The Adviser has developed and implemented a number of policies and procedures that are reasonably designed to ensure that the interests of all the Adviser's clients are protected. Policies that are a part of the Adviser's compliance program address areas such as trade allocations, cross trading, insider trading and trade management. The Adviser has developed trade allocation processes and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts, including each Fund, participate in investment decisions involving the same securities. Ongoing and annual reviews are conducted to ensure compliance with the policies and procedures.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated February 12, 2014 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Funds, subject to certain minimums.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.


The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Trust and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Trust, or by the Distributor, upon not more than 60 days' written notice to the other party.


PAYMENTS TO FINANCIAL INTERMEDIARIES

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan with respect to the Class Y Shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Funds. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class Y Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.15% of average daily net assets of Service Class Shares and Class Y Shares of the Funds will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and administrative services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries; (iv) responding to inquiries from shareholders concerning their investment in the Funds; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Funds on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

PAYMENTS BY THE ADVISER. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT


Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, Maine 04101 (the "Transfer Agent"), serves as the Funds' transfer agent.


THE CUSTODIAN


Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), acts as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and thus have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds' investments, including, for example, reports on the Adviser's use of derivatives in managing the Funds, if any, as well as reports on the Funds' investments in other investment companies, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through the Adviser and the Funds' other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent

Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Trust management.

The Board has two standing committees: the Audit Committee and Governance Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.


------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Chairman of the                Self-Employed                Current Directorships: Trustee of
(Born: 1940)             Board of Trustees(1)           Consultant since 2003.       The Advisors' Inner Circle Fund,
                         (since 2014)                   Partner at Morgan,           The Advisors' Inner Circle Fund II,
                                                        Lewis & Bockius LLP          Bishop Street Funds, The KP Funds,
                                                        (law firm) from 1976         Winton Diversified Opportunities
                                                        to 2003. Counsel to the      Fund (closed-end investment
                                                        Trust, SEI                   company), Gallery Trust, Schroder
                                                        Investments, SIMC,           Series Trust, Schroder Global Series
                                                        the Administrator and        Trust, SEI Daily Income Trust, SEI
                                                        the Distributor.             Institutional International Trust, SEI
                                                        Secretary of SEI             Institutional Investments Trust, SEI
                                                        Investments since            Institutional Managed Trust, SEI
                                                        1978.                        Asset Allocation Trust, SEI Tax
                                                                                     Exempt Trust, Adviser Managed
                                                                                     Trust, New Covenant Funds, SEI
                                                                                     Insurance Products Trust and SEI
                                                                                     Catholic Values Trust. Director of
                                                                                     SEI Investments, SEI Investments
                                                                                     (Europe), Limited, SEI
                                                                                     Investments--Global Funds
                                                                                     Services, Limited, SEI Investments
                                                                                     Global, Limited, SEI Investments
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     (Asia), Limited, SEI Global
                                                                                     Nominee Ltd., SEI Investments --
                                                                                     Unit Trust Management (UK)
                                                                                     Limited and SEI Investments Co.
                                                                                     Director of the Distributor.

                                                                                     Former Directorships: Director of
                                                                                     SEI Alpha Strategy Portfolios, LP to
                                                                                     2013. Trustee of O'Connor EQUUS
                                                                                     (closed-end investment company) to
                                                                                     2016. Trustee of SEI Liquid Asset
                                                                                     Trust to 2016. Trustee of Winton
                                                                                     Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Jon C. Hunt             Trustee                        Retired since 2013.          Current Directorships: Trustee of
 (Born: 1951)            (since 2014)                   Consultant to                City National Rochdale Funds,
                                                        Management,                  Winton Diversified Opportunities
                                                        Convergent Capital           Fund (closed-end investment
                                                        Management, LLC              company), Gallery Trust, Schroder
                                                        ("CCM") from 2012 to         Series Trust and Schroder Global
                                                        2013. Managing               Series Trust.
                                                        Director and Chief
                                                        Operating Officer,           Former Directorships: Trustee of
                                                        CCM from 1998 to             O'Connor EQUUS (closed-end
                                                        2012.                        investment company) to 2016.
                                                                                     Member of Independent Committee
                                                                                     of Nuveen Commodities Asset
                                                                                     Management to 2016. Trustee of
                                                                                     Winton Series Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
 Thomas P. Lemke         Trustee                        Retired since 2013.          Current Directorships: Trustee of
 (Born: 1954)            (since 2014)                   Executive Vice               AXA Premier VIP Trust, Winton
                                                        President and General        Diversified Opportunities Fund
                                                        Counsel, Legg Mason,         (closed-end investment company),
                                                        Inc. from 2005 to            Gallery Trust, Schroder Series Trust,
                                                        2013.                        Schroder Global Series Trust and JP
                                                                                     Morgan Active ETFs.

                                                                                     Former Directorships: Trustee of
                                                                                     Munder Funds to 2014. Trustee of
                                                                                     Victory Funds to 2015. Trustee of
                                                                                     O'Connor EQUUS (closed-end
                                                                                     investment company) to 2016.
                                                                                     Trustee of Winton Series Trust to
                                                                                     2017.
------------------------------------------------------------------------------------------------------------------------------------
 Jay C. Nadel            Trustee                        Self-Employed                Current Directorships: Trustee of
 (Born: 1958)            (since 2016)                   Consultant since 2004.       City National Rochdale Funds,
                                                                                     Winton Diversified Opportunities
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION WITH TRUST                 PRINCIPAL
NAME AND YEAR OF         AND LENGTH OF TIME                OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                     SERVED                    IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Trust (closed-end investment
                                                                                     company), Gallery Trust, Schroder
                                                                                     Series Trust and Schroder Global
                                                                                     Series Trust. Director of Lapolla
                                                                                     Industries, Inc.

                                                                                     Former Directorships: Trustee of
                                                                                     Rochdale Investment Trust to 2013.
                                                                                     Trustee of Winton Series Trust to
                                                                                     2017.
------------------------------------------------------------------------------------------------------------------------------------
 Randall S. Yanker       Trustee                        Co-Founder and Senior        Current Directorships: Trustee of
 (Born: 1960)            (since 2014)                   Partner, Alternative         Winton Diversified Opportunities
                                                        Asset Managers, L.P.         Fund (closed-end investment
                                                        since 2004.                  company), Gallery Trust, Schroder
                                                                                     Series Trust and Schroder Global
                                                                                     Series Trust. Independent Non-
                                                                                     Executive Director of HFA Holdings
                                                                                     Limited.

                                                                                     Former Directorships: Trustee of
                                                                                     O'Connor EQUUS (closed-end
                                                                                     investment company) to 2016.
                                                                                     Trustee of Winton Series Trust to
                                                                                     2017.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Doran may be deemed to be an "interested" person of the Funds as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.


INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders.
 The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund boards.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.

BOARD COMMITTEES. The Board has established the following standing committees:


     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee. Mr. Lemke serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met four
          (4) times during the most recently completed fiscal year.


FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


----------------------------------------------------------------------------------------------------------------
                                  DOLLAR RANGE OF                AGGREGATE DOLLAR RANGE OF SHARES
       NAME                    FUND SHARES (FUND)(1)     (ALL FUNDS IN THE FAMILY OF INVESTMENT COMPANIES)(1)
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------
William M. Doran                       None                                    None
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
Jon C. Hunt                            None                                    None
----------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                        None                                    None
----------------------------------------------------------------------------------------------------------------
Jay C. Nadel                           None                                    None
----------------------------------------------------------------------------------------------------------------
Randall S. Yanker                      None                                    None
----------------------------------------------------------------------------------------------------------------


(1)  Valuation date is December 31, 2016.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the fiscal year ended September 30, 2016.


------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT
                                                      BENEFITS ACCRUED     ESTIMATED ANNUAL              TOTAL COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON                  FROM THE TRUST
NAME                           FROM THE TRUST           FUND EXPENSES         RETIREMENT                 AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran                    $0                       N/A                 N/A           $0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jon C. Hunt                      $35,899                     N/A                 N/A           $35,899  for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                  $35,899                     N/A                 N/A           $35,899  for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel(2)                  $19,351                     N/A                 N/A           $19,351 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker                $35,899                     N/A                 N/A           $35,899  for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------

(1)  All funds in the Fund Complex are series of the Trust.


(2)  Joined the Board on June 9, 2016.

TRUST OFFICERS. Set forth below are the names, year of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


------------------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR        POSITION WITH TRUST AND LENGTH OF           PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
OF BIRTH             TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
Michael Beattie      President                                   Director of Client Service, SEI Investments, since
(Born: 1965)         (since 2014)                                2004.
------------------------------------------------------------------------------------------------------------------------------------
John Bourgeois       Assistant Treasurer                         Fund Accounting Manager, SEI Investments, since
(Born: 1973)         (since 2017)                                2000.
------------------------------------------------------------------------------------------------------------------------------------
Stephen Connors      Treasurer, Controller and Chief             Director, SEI Investments, Fund Accounting since
(Born: 1984)         Financial Officer                           December 2014. Audit Manager, Deloitte &
                     (since 2015)                                Touche LLP, from 2011 to 2014.
------------------------------------------------------------------------------------------------------------------------------------
Dianne M.            Vice President and Secretary                Counsel at SEI Investments since 2010. Associate
Descoteaux           (since 2014)                                at Morgan, Lewis & Bockius LLP from 2006 to
(Born: 1977)                                                     2010.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery        Chief Compliance Officer                    Chief Compliance Officer of SEI Structured Credit
(Born: 1962)         (since 2014)                                Fund, LP since June 2007. Chief Compliance
                                                                 Officer of SEI Alpha Strategy Portfolios, LP from
                                                                 June 2007 to September 2013. Chief Compliance
                                                                 Officer of The Advisors' Inner Circle Fund, The
                                                                 Advisors' Inner Circle Fund II, Bishop Street
                                                                 Funds, The KP Funds, Winton Diversified
                                                                 Opportunities Fund (closed-end investment
                                                                 company), Gallery Trust, Schroder Series Trust,
                                                                 Schroder Global Series Trust, SEI Institutional
                                                                 Managed Trust, SEI Asset Allocation Trust, SEI
                                                                 Institutional International Trust, SEI Institutional
                                                                 Investments Trust, SEI Daily Income Trust, SEI
                                                                 Tax Exempt Trust, Adviser Managed Trust, New
                                                                 Covenant Funds, SEI Insurance Products Trust and
                                                                 SEI Catholic Values Trust. Chief Compliance
                                                                 Officer of SEI Opportunity Fund, L.P. to 2010.
                                                                 Chief Compliance Officer of O'Connor EQUUS
                                                                 (closed-end investment company) to 2016. Chief
                                                                 Compliance Officer of SEI Liquid Asset Trust to
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME AND YEAR        POSITION WITH TRUST AND LENGTH OF           PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
OF BIRTH             TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2016. Chief Compliance Officer of Winton Series
                                                                 Trust to 2017.
------------------------------------------------------------------------------------------------------------------------------------
 John Y. Kim         Vice President and Assistant Secretary      Attorney, SEI Investments (2014-present).
 (Born: 1981)        (since 2014)                                Associate, Stradley Ronon Stevens & Young, LLP
                                                                 (2009-2014).
------------------------------------------------------------------------------------------------------------------------------------
 Robert Morrow       Vice President                              Account Manager, SEI Investments, since 2007.
 (Born: 1968)        (since 2017)
------------------------------------------------------------------------------------------------------------------------------------
 Robert Nesher       Vice Chairman                               SEI employee 1974 to present; currently performs
 (Born: 1946)        (since 2014)                                various services on behalf of SEI Investments for
                                                                 which Mr. Nesher is compensated. Vice Chairman
                                                                 of Winton Diversified Opportunities Fund (closed-
                                                                 end investment company), Gallery Trust, Schroder
                                                                 Series Trust and Schroder Global Series Trust.
                                                                 President, Chief Executive Officer and Trustee of
                                                                 SEI Daily Income Trust, SEI Tax Exempt Trust,
                                                                 SEI Institutional Managed Trust, SEI Institutional
                                                                 International Trust, SEI Institutional Investments
                                                                 Trust, SEI Asset Allocation Trust, Adviser
                                                                 Managed Trust, New Covenant Funds, SEI
                                                                 Insurance Products Trust and SEI Catholic Values
                                                                 Trust. President and Director of SEI Structured
                                                                 Credit Fund, LP. President, Chief Executive
                                                                 Officer and Director of SEI Alpha Strategy
                                                                 Portfolios, LP, June 2007 to September 2013.
                                                                 President and Director of SEI Opportunity Fund,
                                                                 L.P. to 2010. Vice Chairman of O'Connor EQUUS
                                                                 (closed-end investment company) to 2016. Vice
                                                                 Chairman of Winton Series Trust to 2017.
                                                                 President, Chief Executive Officer and Trustee of
                                                                 SEI Liquid Asset Trust to 2016.
------------------------------------------------------------------------------------------------------------------------------------
 Bridget E. Sudall   Privacy Officer                             Senior Associate and AML Officer, Morgan
 (Born: 1980)        (since 2015)                                Stanley Alternative Investment Partners (2011-
                                                                 2015). Investor Services Team Lead, Morgan
                     Anti-Money Laundering Officer               Stanley Alternative Investment Partners (2007-
                     (since 2015)                                2011).
------------------------------------------------------------------------------------------------------------------------------------
 Lisa Whittaker      Vice President and Assistant Secretary      Attorney, SEI Investments (2012-present).
 (Born: 1978)        (since 2014)                                Associate Counsel and Compliance Officer, The
                                                                 Glenmede Trust Company, N.A. (2011-2012).
                                                                 Associate, Drinker Biddle & Reath LLP (2006-
                                                                 2011).
------------------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES. If available, money market securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Funds calculate net asset value, the settlement price may not be available at the time at which each Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.


If available, non-centrally-cleared swaps are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.


USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC"). Each Fund intends to qualify and elect to be treated as a RIC. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If a Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.


In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of each Fund's taxable year: (A) at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of each Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of each Fund's total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that a Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").


Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which a Fund paid no federal income tax). The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as RICs.

DISTRIBUTIONS TO SHAREHOLDERS. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.


Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds report the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or
(iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. The Funds' investment strategies may limit the ability of the Funds to make distributions eligible to be treated as qualified dividend income.

Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in such Fund. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. The Funds' investment strategies may limit the ability of the Funds to make distributions eligible for the dividends received deduction for corporate shareholders.


To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Funds (or their administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.


U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of a Fund).

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, a Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as its default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


CERTAIN FOREIGN CURRENCY TAX ISSUES. A Fund's transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.


FOREIGN TAXES. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds' stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of a Fund's total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, such Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by such Fund.


A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.


TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold at a 28% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends they pay, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain Capital Gain Dividends they pay, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a Fund or their agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide such Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.


TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

The Funds' shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) that each Fund held during its most recent fiscal year. Because the Funds are new, as of the date of this SAI, the Funds did not hold any securities of "regular brokers or dealers."

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of the Funds' shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of the Funds, the Adviser, or the Distributor, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person, either directly or through reports by the Trust's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30 and September 30). The Funds will disclose a complete schedule of investments or a summary schedule of investments, which includes a Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule"), in their Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Funds' complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.


Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 844-758-3753.


In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the Custodian, Administrator or Transfer Agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Funds' portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Funds' policies and procedures provide that the Authorized Person may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Authorized Person must determine that such disclosure serves a reasonable business purpose and is in the best interests of a Fund's shareholders and that to the extent conflicts between the interests of a Fund's shareholders and those of the Adviser, Distributor, or any affiliated person of the Funds exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser, and their affiliates or recipients of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures.


The Adviser's proxy voting policies provide that the Adviser will vote proxies with respect to client securities in a manner designed to promote the economic interests of its clients. With respect to the Funds, the Adviser's proxy voting guidelines provide that the Adviser will review proposed company resolutions on a case by case basis, exercising voting rights as deemed appropriate by the Adviser to ensure that companies act in the best interest of their shareholders. In exercising its voting discretion, the Adviser does not intend to become involved in the day to day management issues of companies but will exercise voting rights to ensure that companies act in the best interest of their shareholders and, in appropriate cases, to improve the corporate governance of investee companies. The Adviser may consider the size of its holdings and the likelihood that exercising voting rights will influence the outcome of the vote, as well as the advantage which may result from exercising voting rights. If the Adviser determines that a proxy solicitation involves a conflict of interest or perceived conflict of interest between the Adviser and client interests, the Adviser's Proxy Voting Committee will meet to determine steps to manage the potential conflict. Possible resolutions may include voting in accordance with the recommendations of a third party research provider, refraining from exercising its proxy voting rights or disclosing the conflict to its client and obtain the client's direction to vote the proxy.

The Trust is required to disclose annually the Funds' complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 844-758-3753 and (ii) on the SEC's website at http://www.sec.gov.


CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.

The Adviser's Code of Ethics requires that Access Persons obtain approval before executing certain personal trades. Access Persons cannot transact in securities held by the Funds.

Under the Administrator's and Distributor's Code of Ethics, Access Persons are permitted to invest in securities, including securities that may be purchased or held by the Funds, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.


PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS

Because the Funds are new, as of the date of this SAI, the Funds did not have any owners to report.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

o The nature of and provisions of the financial obligation; and the promise S&P imputes; and

o The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as short term based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors' Inner Circle Fund III's (the "Registrant") Certificate of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit
(a)(1) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(a)(2) Registrant's Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(b) Registrant's Amended and Restated By-Laws, dated September 18, 2014, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(c) Not Applicable.

(d)(1)(i) Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC ("NorthPointe"), relating to the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund (together, the "NorthPointe Funds"), is incorporated herein by reference to Exhibit (d)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(d)(1)(ii) Amended Schedule A, dated March 1, 2017, to the Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(1)(iii) Amended and Restated Investment Advisory Agreement, dated December 11, 2014, between the Registrant and Nomura Asset Management U.S.A. Inc. ("NAM USA"), relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000034 on January 28, 2015.

(d)(1)(iv) Investment Advisory Agreement, dated December 5, 2016, between the Registrant and Fiera Capital Inc. ("Fiera"), relating to the Fiera Capital Diversified Alternatives Fund, is incorporated herein by reference to Exhibit
(d)(1)(iii) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(v) Investment Advisory Agreement, dated December 15, 2014, between the Registrant and Logan Circle Partners L.P. ("Logan Circle Partners"), relating to the Logan Circle Partners Core Plus Fund and Logan Circle Partners Multi-Sector Fixed Income Fund (together, the "Logan Circle Partners Funds"), is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000799 on December 24, 2014.

(d)(1)(vi) Investment Advisory Agreement, dated February 26, 2015, between the Registrant and Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors"), relating to the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund (together, the "Knights of Columbus Funds"), is incorporated herein by reference to Exhibit (d)(1)(v) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(d)(1)(vii) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and Chiron Investment Management, LLC ("Chiron"), relating to the Chiron Capital Allocation Fund, is incorporated herein by reference to Exhibit
(d)(1)(vii) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(d)(1)(viii) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and PineBridge Investments LLC ("PineBridge"), relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(d)(1)(ix) Investment Advisory Agreement, dated September 22, 2016, between the Registrant and Strategic Global Advisors, LLC ("Strategic Global Advisors"), relating to the SGA International Equity Fund, SGA International Equity Plus Fund, SGA International Small Cap Equity Fund and SGA Global Equity Fund (together, the "Strategic Global Advisors Funds"), is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(d)(1)(x) Investment Advisory Agreement, dated November 1, 2016, between the Registrant and RWC Asset Advisors (US) LLC ("RWC"), relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(ix) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(xi) Investment Advisory Agreement, dated October 19, 2016, between the Registrant and Chilton Investment Company, LLC ("Chilton"), relating to the Chilton Strategic European Equities Fund, is incorporated herein by reference to Exhibit (d)(1)(x) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(d)(1)(xii) Investment Advisory Agreement, dated December 15, 2016, between the Registrant and GQG Partners LLC ("GQG Partners"), relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit
(d)(1)(xi) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(1)(xiii) Investment Advisory Agreement, dated February 6, 2017, between the Registrant and Fischer Francis Trees & Watts, Inc. ("FFTW"), relating to the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Debt Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund and BNP Paribas AM U.S. Small Cap Equity Fund (together, the "BNP Paribas AM Funds"), is incorporated herein by reference to Exhibit (d)(1)(xiii) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(d)(1)(xiv) Amended Schedule A, dated [ ], to the Investment Advisory Agreement, dated February 6, 2017, between the Registrant and FFTW, relating to the BNP Paribas AM Funds, to be filed by amendment.

(d)(1)(xv) Investment Advisory Agreement, dated May 17, 2017, between the Registrant and Magellan Asset Management Limited ("MFG Asset Management"), relating to the MFG Low Carbon Global Fund and MFG Infrastructure Fund (together, the "MFG Funds"), is filed herewith.

(d)(1)(xvi) Investment Advisory Agreement, dated [ ], between the Registrant and Investec Asset Management North America, Inc. ("Investec"), relating to the Investec Global Franchise Fund, to be filed by amendment.

(d)(2)(i) Amended and Restated Investment Sub-Advisory Agreement, dated December 11, 2014, between NAM USA and Nomura Corporate Research and Asset Management Inc. ("NCRAM") is incorporated herein by reference to Exhibit
(d)(2)(i) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000034 on January 28, 2015.

(d)(2)(ii) Amended Schedule A, dated December 8, 2016, to the Amended and Restated Investment Sub-Advisory Agreement, dated December 11, 2014, between NAM USA and NCRAM, is incorporated herein by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(d)(2)(iii) Amended and Restated Investment Sub-Advisory Agreement, dated [ ], between Fiera and Ellington Management Group, L.L.C. ("Ellington"), to be filed by amendment.

(d)(2)(iv) Amended and Restated Investment Sub-Advisory Agreement, dated December 7, 2016, between Fiera and Karya Capital Management LP ("Karya"), is incorporated herein by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(2)(v) Investment Sub-Advisory Agreement, dated December 5, 2016, between Fiera and Mizuho Alternative Investments, LLC ("MAI"), is incorporated herein by reference to Exhibit (d)(2)(v) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000442 on April 21, 2017.

(d)(2)(vi) Amended and Restated Investment Sub-Advisory Agreement, dated December 7, 2016, between Fiera and Acadian Asset Management LLC ("Acadian"), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(2)(vii) Investment Sub-Advisory Agreement, dated February 26, 2015, between Knights of Columbus Asset Advisors and Boston Advisors, LLC ("Boston Advisors"), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(d)(2)(viii) Investment Sub-Advisory Agreement, dated [ ], between FFTW and BNP Paribas Investment Partners UK Ltd ("BNPP IP UK"), to be filed by amendment.

(d)(3)(i) Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(2) of the Registrant's Pre-Effective Amendment No. 3 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000204 on March 19, 2014.

(d)(3)(ii) Amended Schedule A, dated March 1, 2017, to the Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(3)(iii) Expense Limitation Agreement, dated October 1, 2014, between the Registrant and NAM USA, relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.

(d)(3)(iv) Amended and Restated Schedule A, dated June 30, 2016, to the Expense Limitation Agreement, dated October 1, 2014, between the Registrant and NAM USA, relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (d)(3)(iii) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(d)(3)(v) Expense Limitation Agreement, dated December 6, 2016, between the Registrant and Fiera, relating to the Fiera Capital Diversified Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(d)(3)(vi) Expense Limitation Agreement, dated December 15, 2014, between the Registrant and Logan Circle Partners, relating to the Logan Circle Partners Funds, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000799 on December 24, 2014.

(d)(3)(vii) Amended and Restated Expense Limitation Agreement, dated June 24, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (d)(3)(v) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(d)(3)(viii) Amended Schedule A, amended as of February 29, 2016 to the Amended and Restated Expense Limitation Agreement, dated June 24, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(3)(ix) Expense Limitation Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron Capital Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(vii) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(d)(3)(x) Amended Schedule A, amended as of February 28, 2017, to the Expense Limitation Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron Capital Allocation Fund, to be filed by amendment.

(d)(3)(xi) Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(d)(3)(xii) Amended Schedule A, dated February 14, 2017, to the Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(xii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(d)(3)(xiii) Expense Limitation Agreement, dated September 22, 2016, between the Registrant and Strategic Global Advisors, relating to the Strategic Global Advisors Funds, is incorporated herein by reference to Exhibit (d)(3)(ix) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(d)(3)(xiv) Expense Limitation Agreement, dated November 1, 2016, between the Registrant and RWC, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-16-001937 on December 28, 2016.

(d)(3)(xv) Expense Limitation Agreement, dated October 19, 2016, between the Registrant and Chilton, relating to the Chilton Strategic European Equities Fund, is incorporated herein by reference to Exhibit (d)(3)(xi) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(d)(3)(xvi) Expense Limitation Agreement, dated December 15, 2016, between the Registrant and GQG Partners, relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(xii) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(d)(3)(xvii) Expense Limitation Agreement, dated February 28, 2017, between the Registrant and FFTW, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (d)(3)(xvii) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(d)(3)(xviii) Amended Schedule A, dated [ ], to the Expense Limitation Agreement, dated February 28, 2017, between the Registrant and FFTW, relating to the BNP Paribas AM Funds, to be filed by amendment.

(d)(3)(xix) Expense Limitation Agreement, dated May 19, 2017, between the Registrant and MFG Asset Management, relating to the MFG Funds, is filed herewith.

(d)(3)(xx) Expense Limitation Agreement, dated [ ], between the Registrant and Investec, relating to the Investec Global Franchise Fund, to be filed by amendment.

(e) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(f) Not Applicable.

(g)(1)(i) Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(g)(1)(ii) Amended Schedule I, dated October 1, 2014, to the Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g)(1)(ii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.

(g)(2)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit
(g)(3) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(g)(2)(ii) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3)(i) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(g)(2)(iii) Amendment, dated September 27, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(2)(i) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(g)(2)(iv) Amendment, dated April 27, 2017, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is filed herewith.

(h)(1)(i) Administration Agreement, dated February 12, 2014, between the Registrant and SEI Investments Global Funds Services ("SEI GFS"), is incorporated herein by reference to Exhibit (h)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(1)(ii) Amendment No. 1, dated March 31, 2016, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(ii) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-16-001760 on September 28, 2016.

(h)(1)(iii) Amendment No. 2, dated June 23, 2016, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(iii) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-16-001760 on September 28, 2016.

(h)(2)(i) Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(4) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(2)(i)(a) Advisor Complex Schedule relating to the NorthPointe Funds, dated March 13, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(a) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(b) Advisor Complex Schedule relating to the Fiera Capital Diversified Alternatives Fund (f/k/a Rothschild Larch Lane Alternatives Fund), dated July 25, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(b) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(c) Advisor Complex Schedule relating to the Nomura High Yield Fund, dated November 5, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(c) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(d) Advisor Complex Schedule relating to the Logan Circle Partners Funds, dated December 18, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(d) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(i)(e) Advisor Complex Schedule relating to the Knights of Columbus Funds, dated January 21, 2015, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(e) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(h)(2)(i)(f) Advisor Complex Schedule relating to the Strategic Global Advisors Funds, dated September 30, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(f) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(h)(2)(i)(g) Advisor Complex Schedule relating to the RWC Global Emerging Equity Fund, dated December 30, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(g) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(h)(2)(i)(h) Advisor Complex Schedule relating to the GQG Partners Emerging Markets Equity Fund, dated December 28, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(h) of Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(h)(2)(i)(i) Advisor Complex Schedule relating to the Investec Global Franchise Fund, dated [ ], to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(2)(ii) Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii) of Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(h)(2)(ii)(a) Amendment, dated November 3, 2015, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(a) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(h)(2)(ii)(b) Amendment, dated October 2016, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(b) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(h)(2)(ii)(c) Amendment, dated February 22, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit
(h)(2)(ii)(c) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(h)(2)(ii)(d) Amendment, dated May 3, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is filed herewith.

(h)(3)(i) Amended and Restated Shareholder Services Plan, dated December 10, 2015, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-16-001068 on February 26, 2016.

(h)(3)(ii) Amended Exhibit A, dated March 9, 2017, to the Amended and Restated Shareholder Services Plan, dated December 10, 2015, is filed herewith.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j) Not Applicable.

(k) Not Applicable.

(l) Initial Capital Agreement, dated March 4, 2014, is incorporated herein by reference to Exhibit (l) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(m)(1) Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(1) of the Registrant's Post-Effective Amendment No. 45 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(m)(2) Amended Schedule A, dated March 9, 2017, to the Amended and Restated Distribution Plan, dated March 3, 2015, is filed herewith.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 12, 2014, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(n)(2) Schedule D and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Knights of Columbus Funds, is incorporated herein by reference to Exhibit
(n)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(n)(3) Schedule F and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(n)(4) Schedule G and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Strategic Global Advisors Funds, is incorporated herein by reference to Exhibit
(n)(4) of Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(n)(5) Schedule H and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit
(n)(5) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001783 on October 21, 2016.

(n)(6) Schedule I and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(n)(7) Amended and Restated Schedule J and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the BNP Paribas AM Funds, to be filed by amendment.

(n)(8) Schedule K and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the MFG Funds, are filed herewith.

(n)(9) Schedule L and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Investec Global Franchise Fund, to be filed by amendment.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(2) SEI Investments Distribution Co. Code of Ethics, dated October 7, 2016, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(p)(3) SEI Investments GFS Code of Ethics, dated February 2016, is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(p)(4) NorthPointe Code of Ethics, dated March 2013, is incorporated herein by reference to Exhibit (p)(4) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000079 on February 20, 2014.

(p)(5) NAM USA and NCRAM Code of Ethics, dated August 2013, is incorporated herein by reference to Exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000226 on March 31, 2014.

(p)(6) Fiera Code of Ethics, dated June 2016, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(p)(7) Ellington Code of Ethics, dated September 10, 2014, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000093 on February 27,
2015.

(p)(8) Karya Code of Ethics, dated October 1, 2015, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(p)(9) MAI Code of Ethics, dated December 31, 2014, is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001068 on February 26, 2016.

(p)(10) Logan Circle Partners Code of Ethics is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(p)(11) Knights of Columbus Asset Advisors Code of Ethics, dated December 1, 2014, is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-15-000079 on February 26, 2015.

(p)(12) Boston Advisors Code of Ethics, dated December 2013, is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(p)(13) Chiron Code of Ethics is incorporated herein by reference to Exhibit
(p)(15) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(p)(14) PineBridge Code of Ethics, dated November 2016, is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000442 on April 21, 2017.

(p)(15) Strategic Global Advisors Code of Ethics, dated November 30, 2016, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000442 on April 21, 2017.

(p)(16) RWC Code of Ethics, dated April 2016, is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001783 on October 21, 2016.

(p)(17) Chilton Code of Ethics, dated September 2015, is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(p)(18) GQG Partners Code of Ethics is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(p)(19) FFTW Code of Ethics, dated December 2015, is incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(p)(20) BNPP IP UK Code of Ethics, dated [ ], to be filed by amendment.

(p)(21) Acadian Code of Ethics, dated January 2016, is incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(p)(22) MFG Asset Management Code of Ethics, dated February 15, 2017, is filed herewith.

(p)(23) Investec Code of Ethics, dated [      ], to be filed by amendment.

(q)(1) Powers of Attorney, each dated February 12, 2014, for Michael Beattie, William M. Doran, Jon C. Hunt, Thomas P. Lemke and Randall S. Yanker, are incorporated herein by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(q)(2) Power of Attorney, dated September 17, 2015, for Mr. Stephen Connors, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000803 on October 9, 2015.

(q)(3) Power of Attorney, dated June 27, 2016, for Mr. Jay Nadel, is incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001473 on July 15, 2016.

(q)(4) Resolution adopted by the Board of Trustees of the Registrant on February 12, 2014, is incorporated herein by reference to Exhibit (q)(4) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001834 on November 4, 2016.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust's Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust's By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC

Acadian Asset Management LLC ("Acadian") serves as investment sub-adviser to the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS ADDRESS              CONNECTION WITH
  INVESTMENT ADVISER                     OF OTHER COMPANY                          OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
John Chisholm, Executive        Acadian Asset Management (UK) Ltd               Affiliated Directorships
Vice President, CIO,            110 Cannon Street, 4th Floor
Member of Board of              London EC4N 6EU
Managers                        United Kingdom

                                Acadian Asset Management (Australia) Ltd
                                20 Martin Place
                                Level 9, Suite 3
                                Sydney, NSW 2000
                                Australia
----------------------------------------------------------------------------------------------------------------
Churchill Franklin, CEO,        Acadian Asset Management (Australia) Ltd        Affiliated Directorships
Member of Board of              20 Martin Place
Managers                        Level 9, Suite 3
                                Sydney, NSW 2000
                                Australia

                                Acadian Asset Management (UK) Ltd
                                110 Cannon Street, 4th Floor
                                London EC4N 6EU
                                United Kingdom

                                Acadian Cayman Limited G.P.
                                Maples Corporate Services Limited
                                PO Box 309
                                Ugland House
                                Grand Cayman, KY1-1104
                                Cayman Islands
----------------------------------------------------------------------------------------------------------------
Ronald Frashure, Chairman       Acadian Asset Management (Singapore) Pte        Affiliated Directorships
of the Board of Managers        Ltd
                                8 Shenton Way, #37-02
                                Singapore 068811

                                Acadian Cayman Limited G.P.
                                Maples Corporate Services Limited
                                PO Box 309
                                Ugland House
                                Grand Cayman, KY1-1104
                                Cayman Islands
----------------------------------------------------------------------------------------------------------------
Mark Minichiello, Executive     Acadian Asset Management (UK) Ltd               Affiliated Directorships
Vice President, COO,            110 Cannon Street, 4th Floor
Treasurer, Secretary,           London EC4N 6EU
Member of Board of              United Kingdom
Managers
                                Acadian Asset Management (Australia) Ltd
                                20 Martin Place
                                Level 9, Suite 3
                                Sydney, NSW 2000
                                Australia
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS ADDRESS              CONNECTION WITH
  INVESTMENT ADVISER                     OF OTHER COMPANY                          OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
                                Acadian Asset Management (Singapore) Pte
                                Ltd
                                8 Shenton Way, #37-02
                                Singapore 068811

                                Acadian Asset Management (Japan)
                                Marunouchi Trust Tower Main
                                1-8-3 Marunouchi, Chiyoda-ku
                                Tokyo 100-0005
                                Japan
----------------------------------------------------------------------------------------------------------------
Ross Dowd, Executive Vice       Acadian Asset Management (UK) Ltd               Affiliated Directorships
President, Head of Client       110 Cannon Street, 4th Floor
Service, Member of Board of     London EC4N 6EU
Managers                        United Kingdom

                                Acadian Cayman Limited G.P.
                                Maples Corporate Services Limited
                                PO Box 309
                                Ugland House
                                Grand Cayman, KY1-1104
                                Cayman Islands

                                Acadian Asset Management (Australia) Ltd
                                20 Martin Place
                                Level 9, Suite 3
                                Sydney, NSW 2000
                                Australia

                                Acadian Asset Management (Singapore) Pte
                                Ltd
                                8 Shenton Way, #37-02
                                Singapore 068811

                                Acadian Asset Management (Japan)
                                Marunouchi Trust Tower Main
                                1-8-3 Marunouchi, Chiyoda-ku
                                Tokyo 100-0005
                                Japan
----------------------------------------------------------------------------------------------------------------
Linda Gibson, Member of         OM Asset                                        Executive Vice President and
Board of Managers               Management PLC (a public company                Head of Global Distribution
                                traded on the NYSE);
                                5TH Floor Millennium Bridge House
                                2 Lambeth Hill
                                London
                                United Kingdom
                                EC4V 4GG
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS ADDRESS              CONNECTION WITH
  INVESTMENT ADVISER                     OF OTHER COMPANY                          OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
                                OMAM Inc.                                       Director, Executive Vice
                                (f/k/a Old Mutual (US) Holdings Inc.) (a        President and Head of
                                holding company);                               Global Distribution
                                200 Clarendon Street, 53(rd) Floor
                                Boston, MA 02116

                                Acadian Asset Management LLC (an                Affiliated Directorships
                                investment advisor);
                                260 Franklin Street
                                Boston, MA 02110

                                Barrow, Hanley, Mewhinney & Strauss,            Affiliated Directorships
                                LLC (an investment advisor);
                                JPMorgan Chase Tower
                                2200 Ross Avenue, 31st Floor
                                Dallas, TX 75201

                                OMAM (HFL) Inc. (f/k/a Old Mutual               Affiliated Directorships
                                (HFL) Inc.) (a holding company for
                                Heitman affiliated financial services firms);
                                200 Clarendon Street, 53(rd) Floor
                                Boston, MA 02116

                                OMAM International Ltd. (f/k/a Old Mutual       Affiliated Directorships
                                Asset Management International, Ltd.) (an
                                investment advisor);
                                Millenium Bridge House
                                2 Lambeth Hill
                                London
                                England
                                EC4V 4GG
----------------------------------------------------------------------------------------------------------------
Christopher Hadley,             OM Asset Management PLC (a                      Executive Vice President and
Member of Board of              public company traded on the NYSE);             Chief Talent Officer
Managers                        5TH Floor Millennium Bridge House
                                2 Lambeth Hill
                                London
                                United Kingdom
                                EC4V 4GG
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS ADDRESS              CONNECTION WITH
  INVESTMENT ADVISER                     OF OTHER COMPANY                          OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
                                OMAM Inc. (f/k/a Old Mutual                     Executive Vice President and
                                (US) Holdings Inc.) (a holding company);        Chief Talent Officer
                                200 Clarendon Street, 53(rd) Floor
                                Boston, MA 02116

                                Acadian Asset Management LLC (an
                                investment advisor)
                                260 Franklin Street
                                Boston, MA 02110
----------------------------------------------------------------------------------------------------------------
Aidan Riordan, Member of        OM Asset Management PLC                         Executive Vice President, Head
Board of Managers               (a public company traded on the NYSE);           of Affiliate Management
                                5TH Floor Millennium Bridge House
                                2 Lambeth Hill
                                London
                                United Kingdom
                                EC4V 4GG

                                OMAM Inc. (f/k/a Old                            Executive Vice President, Head
                                Mutual (US) Holdings Inc.) (a holding           of Affiliate  Management
                                company);
                                200 Clarendon Street, 53(rd) Floor
                                Boston, MA 02116

                                Acadian Asset Management LLC (an                Affiliated Directorships
                                investment advisor);
                                260 Franklin Street
                                Boston, MA 02110

                                Barrow, Hanley, Mewhinney & Strauss,            Affiliated Directorships
                                LLC (an investment advisor);
                                JPMorgan Chase Tower
                                2200 Ross Avenue, 31st Floor
                                Dallas, TX 75201

                                Campbell Global, LLC (an investment             Affiliated Directorships
                                advisor)
                                One South West Columbia, Suite 1720
                                Portland, OR 97258

                                Copper Rock Capital Partners LLC (an            Affiliated Directorships
                                investment advisor);
                                200 Clarendon Street, 51(st) Floor
                                Boston, MA 02116

                                OMAM (HFL) Inc. (f/k/a Old Mutual               Affiliated Directorships
                                (HFL) Inc.) (a holding company for
                                Heitman affiliated financial services firms);
                                200 Clarendon Street, 53(rd) Floor
                                Boston, MA 02116
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS ADDRESS              CONNECTION WITH
  INVESTMENT ADVISER                     OF OTHER COMPANY                          OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
                                Investment Counselors of Maryland, LLC          Affiliated Directorships
                                (an investment advisor);
                                300 East Lombard Street, Suite 810
                                Baltimore, MD 21202

                                Thompson, Siegel & Walmsley LLC (an             Affiliated Directorships
                                investment advisor)
                                6806 Paragon Pl., Ste. 300
                                Richmond, VA 23230
----------------------------------------------------------------------------------------------------------------
Stephen Belgrad, Member of      OM Asset Management                             Executive Vice President and
Board of Managers               PLC (a public company traded on the             Chief Financial Officer
                                NYSE);
                                5TH Floor Millennium Bridge House
                                2 Lambeth Hill
                                London
                                United Kingdom
                                EC4V 4GG

                                OMAM Inc. (f/k/a                                Director, Executive Vice
                                Old Mutual (US) Holdings Inc.) (a holding       President and Chief
                                company);                                       Financial Officer
                                200 Clarendon Street, 53(rd) Floor
                                Boston, MA 02116

                                Acadian Asset Management LLC (an                Affiliated Directorships
                                investment advisor);
                                260 Franklin Street
                                Boston, MA 02110

                                OMAM International Ltd. (f/k/a Old Mutual       Affiliated Directorships
                                Asset Management International, Ltd.) (an
                                investment advisor)
                                Millenium Bridge House
                                2 Lambeth Hill
                                London
                                England
                                EC4V 4GG
----------------------------------------------------------------------------------------------------------------

BNP PARIBAS INVESTMENT PARTNERS UK LTD

BNP Paribas Investment Partners UK Limited ("BNPP IP UK") serves as investment sub-adviser to the Registrant's BNP Paribas AM Emerging Markets Debt Fund. The principal address of BNPP IP UK is 5 Aldermanbury Square, London EC2V 7BP, United Kingdom. BNPP IP UK is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of [date]. [To be updated by amendment.]

----------------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS ADDRESS              CONNECTION WITH
  INVESTMENT ADVISER                     OF OTHER COMPANY                          OTHER COMPANY
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

BOSTON ADVISORS, LLC

Boston Advisors, LLC ("Boston Advisors") serves as investment sub-adviser for the Registrant's Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund. The principal address of Boston Advisors is One Liberty Square, 10th Floor, Boston, Massachusetts 02109. Boston Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2015 and 2016, no director, officer or partner of Boston Advisors engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CHILTON INVESTMENT COMPANY, LLC

Chilton Investment Company, LLC ("Chilton") serves as investment adviser for the Registrant's Chilton Strategic European Equities Fund. The principal address of Chilton is 1290 East Main Street, Stamford, Connecticut 06902. Chilton is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

------------------------------------------------------------------------------------------------------
     NAME AND POSITION           NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY              OTHER COMPANY
------------------------------------------------------------------------------------------------------
Richard L. Chilton, Jr.          Chilton Trust Company                 Founder, Chairman, Chief
Chairman of the Board,           396 Royal Palm Way                    Investment Officer & Director
Chief Executive Officer &        Palm Beach, Florida 33480
Chief Investment Officer
                                 Chilton Investment Services           Founder, Chairman, Chief
                                 1290 East Main Street                 Investment Officer & Director
                                 Stamford, Connecticut 06902
                                 Chilton International (BVI) Ltd.      Director
                                 Chilton Strategic Value               Director
                                 International II (BVI) Ltd.
                                 Chilton European International        Director
                                 (BVI) Ltd.
                                 Chilton Small Cap & Mid Cap           Director
                                 International (BVI) Ltd.

                                 Chilton Investment Partners, L.P.      Partnership Board
                                 Chilton Opportunity Trust, L.P.        Partnership Board
                                 Chilton Strategic Value Partners,      Partnership Board
                                 L.P.
                                 Chilton QP European Partners, L.P.     Partnership Board
                                 Chilton Small Cap & Mid Cap            Partnership Board
                                 Partners, L.P.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
     NAME AND POSITION           NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY              OTHER COMPANY
------------------------------------------------------------------------------------------------------
                                 Chilton International (BVI) Ltd.       Director
                                 Chilton Strategic Value International  Director
                                 II (BVI) Ltd.
                                 Chilton European International (BVI)   Director
                                 Ltd.
                                 Chilton Small Cap & Mid Cap            Director
                                 International (BVI) Ltd.
                                 Chilton Investment Partners, L.P.      Partnership Board
                                 Chilton Opportunity Trust, L.P.        Partnership Board
                                 Chilton Strategic Value Partners, L.P. Partnership Board
James Steinthal                  Chilton QP European Partners, L.P.     Partnership Board
Director, President, Chief       Chilton Small Cap & Mid Cap            Partnership Board
Operating Officer &              Partners, L.P.
General Counsel
                                 Chilton Investment Company, Ltd.       Director, Vice President,
                                 33 Sackville Street                    Compliance Officer, FATCA
                                 London W1S 3EB                         Responsible Officer & Secretary
                                 United Kingdom

                                 Chilton Trust Company                  Executive Vice President,
                                 396 Royal Palm Way                     General Counsel
                                 Palm Beach, Florida 33480

                                 Chilton Investment Services            Executive Vice President,
                                 1290 East Main Street                  General Counsel
                                 Stamford, CT 06880
-----------------------------------------------------------------------------------------------------------
Jennifer Foster
Director, Executive Vice         Chilton Trust Company                  Executive Vice President, Co-
President-Co-Chief               396 Royal Palm Way                     Chief Investment Officer &
Investment Officer,              Palm Beach, Florida 33480              Portfolio Manager, Equities
Portfolio Manager
                                 Chilton Investment Services            Executive Vice President, Co-
                                 1290 East Main Street                  Chief Investment Officer &
                                 Stamford, CT 06880                     Portfolio Manager, Equities
-----------------------------------------------------------------------------------------------------------
                                 Chilton International (BVI) Ltd.       Director
                                 Chilton Strategic Value International  Director
                                 II (BVI) Ltd.
                                 Chilton European International (BVI)   Director
                                 Ltd.
                                 Chilton Small Cap & Mid Cap            Director
Patricia Mallon                  International (BVI) Ltd.
Director
                                 Chilton Investment Partners, L.P.      Partnership Board
                                 Chilton Opportunity Trust, L.P.        Partnership Board
                                 Chilton Strategic Value Partners,      Partnership Board
                                 L.P.
                                 Chilton QP European Partners, L.P.     Partnership Board
                                 Chilton Small Cap & Mid Cap            Partnership Board
                                 Partners, L.P.
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     NAME AND POSITION                NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER              ADDRESS OF OTHER COMPANY              OTHER COMPANY
--------------------------------------------------------------------------------------------------------------
                                 Cadwalader, Wickersham & Taft LLP      Senior Counsel
                                 One World Financial Center
                                 New York, NY 10281

                                 Chilton Trust Company                  Director
                                 96 Royal Palm Way
                                 Palm Beach, Florida 33480

                                 Chilton Investment Services            Director
                                 1290 East Main Street
                                 Stamford, Connecticut 06902

Jonathan Wainwright              Chilton International (BVI) Ltd.       Director
Director                         Chilton Strategic Value International  Director
                                 II (BVI) Ltd.
                                 Chilton European International (BVI)   Director
                                 Ltd.
                                 Chilton Small Cap & Mid Cap            Director
                                 International (BVI) Ltd.

                                 Chilton Investment Partners, L.P.      Partnership Board
                                 Chilton Opportunity Trust, L.P.        Partnership Board
                                 Chilton Strategic Value Partners,      Partnership Board
                                 L.P.
                                 Chilton QP European Partners, L.P.     Partnership Board
                                 Chilton Small Cap & Mid Cap            Partnership Board
                                 Partners, L.P.
-----------------------------------------------------------------------------------------------------------

                                 Chilton Trust Company                  Senior Vice President, Assistant
 Peter Kim                       396 Royal Palm Way                     General Counsel and Chief
 Senior Vice President-          Palm Beach, Florida 33480              Compliance Officer
 Assistant General Counsel
                                 Chilton Investment Services            Senior Vice President, Assistant
                                 1290 East Main Street                  General Counsel and Chief
                                 Stamford, CT 06880                     Compliance Officer
--------------------------------------------------------------------------------------------------------------
 Allison Schachter
 Vice President-Treasurer        Chilton Investment Company, Ltd.       Director, Vice President &
 & Chief Financial Officer-      33 Sackville Street                    Treasurer
 Management Company              London W1S 3EB
                                 United Kingdom
--------------------------------------------------------------------------------------------------------------

CHIRON INVESTMENT MANAGEMENT, LLC

Chiron Investment Management, LLC ("Chiron") serves as investment adviser for the Registrant's Chiron Capital Allocation Fund. The principal address of Chiron is 1350 Avenue of the Americas, Suite 700, New York, New York 10019. Chiron is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

--------------------------------------------------------------------------------------------------------------
     NAME AND POSITION                NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER              ADDRESS OF OTHER COMPANY              OTHER COMPANY
--------------------------------------------------------------------------------------------------------------
 John Paul Armenio, Chief             Tantalus Capital, LLC             Managing Partner, Venture
 Administrative Officer                                                 Investment and Advisory
--------------------------------------------------------------------------------------------------------------

ELLINGTON MANAGEMENT GROUP, L.L.C.

Ellington Management Group, L.L.C. ("Ellington") serves as investment sub-adviser for the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Ellington is 53 Forest Avenue, Old Greenwich, Connecticut 06870. Ellington is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Ellington has a number of affiliates which undertake investment advisory related activities, including, without limitation, several SEC registered investment adviser entities and entities which act as the general partner or in a similar capacity for the private fund managed by Ellington (together, the "Ellington Affiliates"). The executive officers of Ellington generally act in the same capacity for the Ellington Affiliates as they do for Ellington. Ellington also has an affiliated FINRA registered broker-dealer for which certain executive officers of Ellington serve as officers. Additionally, certain executive officers of Ellington serve as officers and/or directors of certain publicly traded investment vehicles to which Ellington Affiliates provide investment advisory services. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

--------------------------------------------------------------------------------------------------------------
     NAME AND POSITION                NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER              ADDRESS OF OTHER COMPANY              OTHER COMPANY
--------------------------------------------------------------------------------------------------------------
John Geanakoplos                      Yale University                    James Tobin Professor of
Managing Director,                    New Haven, CT 06520                Economics
Head of Research
--------------------------------------------------------------------------------------------------------------

FIERA CAPITAL INC.

Fiera Capital Inc. ("Fiera") serves as investment adviser to the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Fiera is 375 Park Avenue, 8th Floor, New York, New York 10152. Fiera is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

--------------------------------------------------------------------------------------------------------------
     NAME AND POSITION                NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER              ADDRESS OF OTHER COMPANY              OTHER COMPANY
--------------------------------------------------------------------------------------------------------------
Jean-Guy Desjardins                  Fiera Capital Corporation           Chairman of the Board and Chief
Director                             1501 McGill College Avenue,         Executive Officer
                                            Suite 800
                                         Montreal, Quebec
                                          Canada H3A 3M8
--------------------------------------------------------------------------------------------------------------
Sylvain Brosseau                     Fiera Capital Corporation           Global President and Chief
Director                              1501 McGill College Avenue,        Operating Officer
                                            Suite 800
                                         Montreal, Quebec
                                         Canada H3A 3M8
--------------------------------------------------------------------------------------------------------------
Alain St. Hilaire                     Fiera Capital Corporation           Executive Vice President, Human
Director                             1501 McGill College Avenue,          Resources and Corporate
                                            Suite 800                     Communications
                                          Montreal, Quebec
                                           Canada H3A 3M8
--------------------------------------------------------------------------------------------------------------
John Valentini                        Fiera Capital Corporation           Global Chief Financial Officer
Director                             1501 McGill College Avenue,          and Head of Private Alternative
                                           Suite 800                      Investments
                                        Montreal, Quebec
                                        Canada H3A 3M8
--------------------------------------------------------------------------------------------------------------
Pierre Blanchette                     Fiera Capital Corporation           Head of Finance(1)
Executive Vice President,            1501 McGill College Avenue,
Head of Finance                             Suite 800
                                         Montreal, Quebec
                                         Canada H3A 3M8
--------------------------------------------------------------------------------------------------------------
Nitin N. Kumbhani                  Apex Capital Management, Inc.          CEO and President(2)
Director, Vice Chairman              10050 Innovation Drive,
and Chief of Growth                       Suite 120
Equities                               Dayton, OH 45342
--------------------------------------------------------------------------------------------------------------

(1) Mr. Blanchette held this position prior to joining Fiera Capital Inc. full time.

(2) Mr. Kumbhani held this position prior to the acquisition of Apex Capital Management, Inc. by Fiera Capital Corporation on June 1, 2016.

FISCHER FRANCIS TREES & WATTS, INC.

Fischer Francis Trees & Watts, Inc. ("FFTW") serves as investment adviser to the Registrant's BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Debt Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund and BNP Paribas AM U.S. Small Cap Equity Fund. The principal address of FFTW is 200 Park Avenue, New York, New York 10166. FFTW is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of [date]. [To be updated by amendment.]

--------------------------------------------------------------------------------------------------------------
     NAME AND POSITION                NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER              ADDRESS OF OTHER COMPANY              OTHER COMPANY
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

GQG PARTNERS LLC

GQG Partners LLC ("GQG Partners") serves as investment adviser for the Registrant's GQG Partners Emerging Markets Equity Fund. The principal address of GQG Partners is 350 East Las Olas Boulevard, Suite 1100, Fort Lauderdale, Florida 33301. GQG Partners is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended July 31, 2015 and 2016.

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
Rajiv Jain                    Vontobel Asset Management              Co-Chief Executive Officer
Chief Investment Officer            1540 Broadway                    Chief Investment Officer
Executive Chairman               New York, NY 10036                  Head of Equities
                                                                     Portfolio Manager
-------------------------------------------------------------------------------------------------------
Timothy Carver                Pacific Current Group Ltd              Chief Executive Officer
CEO                            1301 2nd Ave, Suite 1700              Director
                                  Seattle, WA 98101

                ---------------------------------------------------------------------------------------
                           Northern Lights Capital Group             Chief Executive Officer
                             1301 2nd Ave, Suite 1700                Director
                               Seattle, WA 98101
               ----------------------------------------------------------------------------------------
                         WHV Investment Management, Inc.             Director
                              301 Battery Street
                            San Francisco, CA 94111
               ----------------------------------------------------------------------------------------
                               Aperio Group LLC                      Director
                         Three Harbor Drive, Suite 315
                               Sausalito, CA 94965
               ----------------------------------------------------------------------------------------
                         Raven Capital Management LLC                Director
                         110 Greene Street, Suite 9G
                             New York, NY 10012
               ----------------------------------------------------------------------------------------
                  Nereus Capital Investors (Singapore) Pte Ltd       Director
                       112 Robinson Rd, Suite 04-02
                            Singapore, 068902
               ----------------------------------------------------------------------------------------
                 Northern Lights Alternative Investors LLP           Director
                         Rex House, 4-12 Regent St
                              London, SW1 YPE
               ----------------------------------------------------------------------------------------
                              ROC Partners                           Director
                        Level 38, 259 George Street
                          Sydney, NSW, 2000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
Paul Greenwood       Pacific Current Group Ltd                      North American CEO
                      1301 2nd Ave, Suite 1700                      Chief Investment Officer
                        Seattle, WA 98101                           Director
-------------------------------------------------------------------------------------------------------
Melodie Zalakuk      Rainier Investment Management                  Chief Operating Officer
                      601 Union Street, Suite 3525                  Director
                         Seattle, WA 98101
               ----------------------------------------- ----------------------------------------------
                          Rainier Funds                             Chief Executive Officer
                     601 Union Street, Suite 3525                   President
                         Seattle, WA 98101                          Chief Financial Officer
               ----------------------------------------------------------------------------------------
                       Cover 3 Consulting, LLC                      Managing Member
                        1805 McGilvra Blvd. E,
                          Seattle, WA 98112
-------------------------------------------------------------------------------------------------------
Robert Mathai          Stellate Partners                            Partner
                      168 Westwind Drive
                   Cape San Blas, FL 32456
-------------------------------------------------------------------------------------------------------
Ralph Shaoul        Riverloft Capital Management                    Chief Operating Officer
                       300 West 41 st  Street                       Chief Compliance Officer
                       Miami Beach, FL 33140
-------------------------------------------------------------------------------------------------------
Greg Lyons              Greg Lyons, PLLC                            Principal
                         P.O. Box 13055
                        Burton, WA 98013
-------------------------------------------------------------------------------------------------------

INVESTEC ASSET MANAGEMENT NORTH AMERICA, INC.

Investec Asset Management North America, Inc. ("Investec") serves as investment adviser for the Registrant's Investec Global Franchise Fund. The principal address of Investec is 666 Fifth Avenue, 37th Floor, New York, New York 10103. Investec is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information below is provided as of [date]. [To be updated by amendment.]

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

KARYA CAPITAL MANAGEMENT LP

Karya Capital Management LP ("Karya") serves as investment sub-adviser for the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of Karya is 1330 Avenue of the Americas, Suite 520, New York, New York 10019. Karya is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
 Rajiv Sobti                The Wharton School of the University    Advisory Board Member,
 Managing Partner and       of Pennsylvania                         Huntsman Program
 Chief Investment Officer   3620 Walnut Street
                            Philadelphia, PA 19104
                            ---------------------------------------------------------------------------
                            The University of Pennsylvania          Advisory Board Member,
                            3620 Walnut Street                      Center for Advanced Studies
                            Philadelphia, PA 19104                  in India
-------------------------------------------------------------------------------------------------------
 Laura Pentimone            Ardmore Academy of Irish Dance          Owner, Member, President
 Chief Compliance Officer   LLC
                            300 Park Avenue
                            Rutherford, NJ 07070
-------------------------------------------------------------------------------------------------------

KNIGHTS OF COLUMBUS ASSET ADVISORS LLC

Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors") serves as investment adviser for the Registrant's Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund. The principal address of Knights of Columbus Asset Advisors is One Columbus Plaza, New Haven, Connecticut 06510. Knights of Columbus Asset Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
Anthony V. Minopoli,         Knights of Columbus                     Executive Vice President and
President and Chief                                                  Chief Investment Officer
Investment Officer
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
Michael P. Votto, Vice       Knights of Columbus                     Special Counsel
President and Special
Counsel; formerly, Chief
Compliance Officer (from
2015 to June 2016)
-------------------------------------------------------------------------------------------------------
Robert F. Amweg, Chief       Vigilant Compliance, LLC            Director
Compliance Officer           Gateway Corporate Center, Suite 216
(effective June 2016)        223 Wilmington West Chester Pike
                             Chadds Ford, PA 19317
-------------------------------------------------------------------------------------------------------

LOGAN CIRCLE PARTNERS L.P.

Logan Circle Partners L.P. ("Logan Circle Partners") serves as investment adviser for the Registrant's Logan Circle Partners Core Plus Fund and Logan Circle Partners Multi-Sector Fixed Income Fund. The principal address of Logan Circle Partners is Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle Partners is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2015 and 2016, no director, officer or partner of Logan Circle Partners engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

MAGELLAN ASSET MANAGEMENT LIMITED

Magellan Asset Management Limited, doing business as MFG Asset Management ("MFG Asset Management"), serves as investment adviser for the Registrant's MFG Low Carbon Global Fund and MFG Infrastructure Fund. The principal address of MFG Asset Management is MLC Centre Level 36, 19 Martin Place, Sydney NSW 2000, Australia. MFG Asset Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended September 30, 2015 and 2016.

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
Robert Fraser                   TC Corporate Pty Limited              Managing Director
Non-Executive Director        Level 10, 167 Macquarie Street
                                   Sydney, NSW, 2000
                                       Australia
                         ------------------------------------------------------------------------------
                                     Taylor Collison                  Director
                              Level 10, 167 Macquarie Street
                                   Sydney, NSW, 2000
                                       Australia
                         ------------------------------------------------------------------------------
                                   ARB Corporation                    Non-Executive Director
                                  42-44 Garden Street
                                  Kilsyth, VIC, 3137
                                      Australia
                         ------------------------------------------------------------------------------
                                  FFI Holdings Limited                Non-Executive Director
                                     23 Knock Place
                                  Jandakot, WA, 6164
                                      Australia
                         ------------------------------------------------------------------------------
                                Gowing Bros Limited                   Former Non-Executive Director
                              Unit 21, Jones Bay Wharf
                                  26-32 Pirrama Rd
                                Pyrmont, NSW, 2009
                                     Australia
-------------------------------------------------------------------------------------------------------
 Paul Lewis                       Growth Mantra                       Chairman
                              Suite 301, 45 Lime St
                         King Street Wharf, Sydney, 2000
                                    Australia
                         ------------------------------------------------------------------------------
                                  Optal Limited                       Non-Executive Director
                               17 Moorgate London,
                                    EC2R 6AR
                                 United Kingdom
                         ------------------------------------------------------------------------------
                                 IPScape Limited                      Non-Executive Director
                            Level 8, 140 Arthur Street
                              North Sydney, NSW, 2060
                                     Australia
                         ------------------------------------------------------------------------------
                            Ipro Solutions Pty Limited               Non-Executive Director
                                301 Coronation Drive
                                 Milton, QLD, 4064
                                    Australia
-------------------------------------------------------------------------------------------------------
     Hamish McLennan           REA Group Limited                     Chairman
 Non-Executive Director        61 Church Street
                               Richmond, VIC 3121
                                  Australia
-------------------------------------------------------------------------------------------------------

MIZUHO ALTERNATIVE INVESTMENTS, LLC

Mizuho Alternative Investments, LLC ("MAI") serves as investment sub-adviser for the Registrant's Fiera Capital Diversified Alternatives Fund. The principal address of MAI is 757 Third Avenue, 8th Floor, New York, New York 10017. MAI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-------------------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-------------------------------------------------------------------------------------------------------
Masanobu Yamaguchi            Mizuho Financial Group, Inc.      Managing Director, Mizuho
President and Chief           Otemachi Tower, 1--5--5           Capital Markets Corporation
Executive Officer             Otemachi, Chiyoda--ku, Tokyo      (from Apr 2014 through Apr
                              100--8176, Japan                  2015)
-------------------------------------------------------------------------------------------------------
Ksenia Portnoy                Guggenheim Fund Solutions         Director, Senior Legal and
General Counsel and Chief     LLC                               Compliance Counsel
Compliance Officer            135 East 57th Street,
                              21st Floor
                              New York, NY 10022
-------------------------------------------------------------------------------------------------------

NOMURA ASSET MANAGEMENT U.S.A. INC.

Nomura Asset Management U.S.A. Inc. ("NAM USA") serves as investment adviser for the Registrant's Nomura High Yield Fund. The principal address of NAM USA is Worldwide Plaza, 309 West 49th Street, New York, New York 10019. NAM USA is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NAM USA also acts as an investment manager to Korea Equity Fund, Inc. and Japan Smaller Capitalization Fund, Inc. (U.S. registered closed-end investment companies). The information listed below is for the fiscal years ended September 30, 2015 and 2016.

-----------------------------------------------------------------------------------------------------------
    NAME AND POSITION           NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
WITH INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY              OTHER COMPANY
-----------------------------------------------------------------------------------------------------------
Marti G. Subrahmanyam,          New York University                   Charles E. Merrill Professor of
Board of Directors              Stern School of Business              Finance, Economics and
                                44 West Fourth Street #9-68           International Business
                                New York, NY 10012
-----------------------------------------------------------------------------------------------------------
Yutaka Itabashi, Board of       Nomura Global Alpha LLC               President and Chief Executive
Directors, President and        Worldwide Plaza                       Officer
Chief Executive Officer         309 West 49th Street
                                New York, NY 10019
-----------------------------------------------------------------------------------------------------------
Takeshi Toyoshima, Board of     Nomura Global Alpha LLC               Chief Administrative Officer
Directors, Managing             Worldwide Plaza
Director and Chief              309 West 49th Street
Administrative Officer          New York, NY 10019
-----------------------------------------------------------------------------------------------------------
Neil A. Daniele, Managing       Nomura Global Alpha LLC               Chief Compliance Officer
Director, Chief                 Worldwide Plaza
Compliance Officer and          309 West 49th Street
Secretary                       New York, NY 10019
                               ----------------------------------------------------------------------------
                                Nomura Corporate Research and         Chief Compliance Officer
                                Asset Management Inc.
                                Worldwide Plaza
                                309 West 49th Street
                                New York, NY 10019
                               ----------------------------------------------------------------------------
                                Nomura Funds Research and              Chief Compliance Officer
                                Technologies America, Inc.
                                Worldwide Plaza
                                309 West 49th Street
                                New York, NY 10019
-----------------------------------------------------------------------------------------------------------

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

Nomura Corporate Research and Asset Management Inc. ("NCRAM") serves as investment sub-adviser for the Registrant's Nomura High Yield Fund. The principal address of NCRAM is Worldwide Plaza, 309 West 49th Street, New York, New York 10019. NCRAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended September 30, 2015 and 2016.

-----------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-----------------------------------------------------------------------------------------------
 David Mair Findlay, Chief      Nomura Holdings, Inc.            Senior Managing Director*
 Executive Officer,             1-9-1 Nihonbashi
 President, Chief Legal         Chuo-ku
 Officer and Chairman of        Tokyo 103-8645
 the Board                      Japan
                                -----------------------------------------------------------------------
                                Nomura Holding America, Inc.     Director, Chief Executive Officer,
                                Worldwide Plaza                  President, Chief Legal Officer,
                                309 West 49th Street             Secretary and Senior Managing
                                New York, NY 10019               Director**
                                -----------------------------------------------------------------------
                                Instinet Holdings Incorporate    Director (Non-Executive) and
                                1095 Avenue of the Americas      Secretary
                                New York, NY 10036
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-----------------------------------------------------------------------------------------------
 Steven Zoric, Chief            Nomura Holding America Inc       Managing Director and Senior
 Operating Officer, General     Worldwide Plaza                  Counsel**
 Counsel, Secretary and         309 West 49th Street
 Managing Director              New York, NY 10019
                                ------------------------------------------------------------------------
                                Nomura Securities (Bermuda) Ltd. Vice President and Director
                                Chesney House
                                96 Pitts Bay Road
                                Pembroke HM 08
                                Bermuda
                                ----------------------------------------------------------------------
                                American Century Companies, Inc.  Director and Member of the
                                4500 Main Street                   Audit Committee
                                Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------
 Neil A. Daniele                Nomura Asset Management U.S.A.   Managing Director, Chief
 Chief Compliance Officer       Inc.                             Compliance Officer and Secretary
                                Worldwide Plaza
                                309 West 49th Street
                                New York, NY 10019
                                -----------------------------------------------------------------------
                                Nomura Global Alpha LLC          Chief Compliance Officer
                                Worldwide Plaza
                                309 West 49th Street
                                New York, NY 10019
                                -----------------------------------------------------------------------
                                Nomura Funds Research and        Chief Compliance Officer
                                Technologies America, Inc.
                                Worldwide Plaza
                                309 West 49th Street
                                New York, NY 10019
-------------------------------------------------------------------------------------------------------

* Nomura Holdings, Inc. is a corporate holding company of various subsidiaries to which Mr. Findlay serves as Senior Managing Director or a similar position.

** Nomura Holding America Inc. is a corporate holding company of various subsidiaries to which Mr. Findlay serves as Director, Chief Executive Officer, President, Chief Legal Officer, Secretary and Senior Managing Director or similar positions and Mr. Zoric serves as Managing Director and Senior Counsel or similar positions.

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC ("NorthPointe") serves as investment adviser for the Registrant's NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund. The principal address of NorthPointe is 39400 Woodward Avenue, Suite 190, Bloomfield Hills, Michigan 48304. NorthPointe is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2015 and 2016.

-----------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-----------------------------------------------------------------------------------------------
Jeffrey Petherick, Partner    Albion College                   Board of Trustees, Chairman of
                              611 E Porter St                  Investment Committee
                              Albion, MI 49224
-----------------------------------------------------------------------------------------------

PINEBRIDGE INVESTMENTS LLC

PineBridge Investments LLC ("PineBridge") serves as investment adviser for the Registrant's PineBridge Dynamic Asset Allocation Fund. The principal address of PineBridge is 399 Park Avenue, 4th Floor, New York, New York 10022. PineBridge is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of October 31, 2015 and 2016.

-----------------------------------------------------------------------------------------------
     NAME AND POSITION        NAME AND PRINCIPAL BUSINESS           CONNECTION WITH
  WITH INVESTMENT ADVISER      ADDRESS OF OTHER COMPANY              OTHER COMPANY
-----------------------------------------------------------------------------------------------
 Julian Sluyters                  Lehigh University               Board Member for Lehigh
 Chief Operating Officer     Center for Financial Services        University's Center for
                                  621 Taylor Street               Financial Services Advisory
                               Bethlehem, PA 18015                Board
-----------------------------------------------------------------------------------------------

RWC ASSET ADVISORS (US) LLC

RWC Asset Advisors (US) LLC ("RWC") serves as investment adviser for the Registrant's RWC Global Emerging Equity Fund. The principal address of RWC is 2640 South Bayshore Drive, Suite 201, Miami, Florida 33133. RWC is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended September 30, 2015 and 2016, no director, officer or partner of RWC engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

STRATEGIC GLOBAL ADVISORS, LLC

Strategic Global Advisors, LLC ("Strategic Global Advisors") serves as investment adviser for the Registrant's SGA International Equity Fund, SGA International Equity Plus Fund, SGA International Small Cap Equity Fund and SGA Global Equity Fund. The principal address of Strategic Global Advisors is 100 Bayview Circle, Suite 650, Newport Beach, California 92660. Strategic Global Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended July 31, 2015 and 2016, no director, officer or partner of Strategic Global Advisors engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Advisors' Inner Circle Fund II                            January 28, 1993
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)        April 1, 1999
Causeway Capital Management Trust                             September 20, 2001
ProShares Trust                                               November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act
   Qualified Investment Fund)                                 January 8, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Global X Funds                                                October 24, 2008
ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)      August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds Trust                                         September 8, 2010
Adviser Managed Trust                                         December 10, 2010
New Covenant Funds                                            March 23, 2012
Cambria ETF Trust                                             August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)                        September 25, 2012
KraneShares Trust                                             December 18, 2012
LocalShares Investment Trust                                  May 6, 2013
SEI Insurance Products Trust                                  September 10, 2013
The KP Funds                                                  September 19, 2013
J.P. Morgan Exchange-Traded Fund Trust                        April 1, 2014
SEI Catholic Values Trust                                     March 24, 2015
SEI Hedge Fund SPC                                            June 26, 2015
SEI Energy Debt Fund                                          June 30, 2015
Winton Diversified Opportunities Fund                         September 1, 2015
Gallery Trust                                                 January 8, 2016
RiverPark Floating Rate CMBS Fund
   (f/k/a  RiverPark  Commercial  Real  Estate  Fund)         August 12, 2016
Schroder Series Trust                                         February 10, 2017
Schroder Global Series Trust                                  February 10, 2017

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                        POSITION AND OFFICE                                   POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                                         WITH REGISTRANT
--------------------------------------------------------------------------------------------------------
William M. Doran        Director                                                    Trustee
Paul F. Klauder         Director                                                       --
Wayne M. Withrow        Director                                                       --
Kevin P. Barr           Director, President & Chief Executive Officer                  --
Maxine J. Chou          Chief Financial Officer, Chief Operations Officer,
                          & Treasurer                                                  --
Karen E. LaTourette     Chief Compliance Officer, Anti-Money Laundering
                        Officer & Assistant Secretary                                  --
John C. Munch           General Counsel & Secretary                                    --
Mark J. Held            Senior Vice President                                          --
John P. Coary           Vice President & Assistant Secretary                           --
Lori L. White           Vice President & Assistant Secretary                           --
Judith A. Hirx          Vice President                                                 --
Jason McGhin            Vice President                                                 --
Gary Michael Reese      Vice President                                                 --
Robert M. Silvestri     Vice President                                                 --

(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.)
350 California Street
6th Floor
San Francisco, California 94104

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02110

BNP Paribas Investment Partners UK Limited
5 Aldermanbury Square
London EC2V 7BP
United Kingdom

Boston Advisors, LLC
One Liberty Square
10th Floor
Boston, Massachusetts 02109

Chilton Investment Company, LLC
1290 East Main Street
Stamford, Connecticut 06902

Chiron Investment Management, LLC
1350 Avenue of the Americas
Suite 700
New York, New York 10019

Ellington Management Group, L.L.C.
53 Forest Avenue
Old Greenwich, Connecticut 06870

Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

Fischer Francis Trees & Watts, Inc.
200 Park Ave
New York, New York 10166

GQG Partners LLC
350 East Las Olas Boulevard
Suite 1100
Fort Lauderdale, Florida 33301

Investec Asset Management North America, Inc.
666 Fifth Avenue, 37th Floor
New York, New York 10103

Karya Capital Management LP
1330 Avenue of the Americas
Suite 520
New York, New York 10019

Knights of Columbus Asset Advisors LLC
One Columbus Plaza
New Haven, Connecticut 06510

Logan Circle Partners L.P.
Fortress Investment Group LLC
Three Logan Square
1717 Arch Street, Suite 1500
Philadelphia, Pennsylvania 19103

Magellan Asset Management Limited doing business as MFG Asset Management MLC Centre Level 36
19 Martin Place
Sydney NSW 2000, Australia

Mizuho Alternative Investments, LLC
757 Third Avenue
8th Floor
New York, New York 10017

Nomura Asset Management U.S.A. Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

Nomura Corporate Research and Asset Management Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

NorthPointe Capital, LLC
39400 Woodward Ave, Suite 190
Bloomfield Hills, Michigan 48304

PineBridge Investments LLC
399 Park Avenue, 4th Floor
New York, New York 10022

RWC Asset Advisors (US) LLC
2640 South Bayshore Drive, Suite 201
Miami, Florida 33133

Strategic Global Advisors, LLC
100 Bayview Circle
Suite 650
Newport Beach, California 92660

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 100 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 19th day of May, 2017.


                                        THE ADVISORS' INNER CIRCLE FUND III

                                        By:             *
                                            --------------------------
                                            Michael Beattie
                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


          *                         Trustee                         May 19, 2017
---------------------
William M. Doran

          *                         Trustee                         May 19, 2017
---------------------
Jon C. Hunt

          *                         Trustee                         May 19, 2017
---------------------
Thomas P. Lemke

          *                         Trustee                         May 19, 2017
---------------------
Jay C. Nadel

          *                         Trustee                         May 19, 2017
---------------------
Randall S. Yanker

          *                         President                       May 19, 2017
---------------------
Michael Beattie

          *                         Treasurer, Controller &         May 19, 2017
---------------------               Chief Financial Officer
Stephen Connors

* By:   /s/ Dianne M. Descoteaux
        ------------------------
        Dianne M. Descoteaux
        Attorney-in-Fact

                                 EXHIBIT INDEX

--------------------------------------------------------------------------------
EXHIBIT            DESCRIPTION
--------------------------------------------------------------------------------
(d)(1)(xv)         Investment Advisory Agreement, dated May 17, 2017, between the Registrant and MFG Asset Management, relating to the MFG
                   Funds
--------------------------------------------------------------------------------
(d)(3)(xix)        Expense Limitation Agreement, dated May 19, 2017, between the
                   Registrant and MFG Asset Management, relating to the MFG
                   Funds
--------------------------------------------------------------------------------
(g)(2)(iv)         Amendment, dated April 27, 2017, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown
                   Brothers Harriman & Co.
--------------------------------------------------------------------------------
(h)(2)(ii)(d)      Amendment, dated May 3, 2017, to the Transfer Agency Services
                   Agreement, dated August 18, 2015, between the Registrant and
                   Atlantic Shareholder Services, LLC
--------------------------------------------------------------------------------
(h)(3)(ii)         Amended Exhibit A, dated March 9, 2017, to the Amended and
                   Restated Shareholder Services Plan, dated December 10, 2015
--------------------------------------------------------------------------------
(i)                Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
--------------------------------------------------------------------------------
(m)(2)             Amended Schedule A, dated March 9, 2017, to the Amended and
                   Restated Distribution Plan, dated March 3, 2015
--------------------------------------------------------------------------------
(n)(8)             Schedule K and Certificates of Class Designation to the
                   Registrant's Amended and Restated Rule 18f-3 Plan, dated
                   February 12, 2014, relating to the MFG Funds
--------------------------------------------------------------------------------
(p)(22)            MFG Asset Management Code of Ethics, dated February 15, 2017
--------------------------------------------------------------------------------